Quarterly portfolio holdings
John Hancock
Opportunistic Fixed Income Fund
Fixed income
November 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 11-30-25 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 24.8%					$36,875,161
(Cost $36,640,020)
U.S. Government 8.2%					12,252,979
U.S. Treasury
Bond (A)	4.750	05-15-55		2,091,500	2,116,663
Bond	5.000	05-15-45		29,300	30,715
Inflation Protected Security	0.125	02-15-51		935,580	520,633
Inflation Protected Security	0.125	02-15-52		863,336	470,453
Inflation Protected Security	0.250	02-15-50		694,782	411,609
Inflation Protected Security	0.750	02-15-42		1,394,181	1,105,774
Inflation Protected Security	2.125	02-15-54		1,719,608	1,586,949
Inflation Protected Security	2.375	02-15-55		2,341,498	2,284,902
Note (A)	4.250	05-15-35		3,650,000	3,725,281
U.S. Government Agency 16.6%					24,622,182
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	5.000	07-01-40		47,250	47,830
15 Yr Pass Thru	5.500	09-01-40		364,228	373,551
30 Yr Pass Thru	5.500	11-01-54		189,470	191,934
30 Yr Pass Thru	5.500	06-01-55		287,814	293,985
30 Yr Pass Thru	5.500	09-01-55		48,899	49,535
30 Yr Pass Thru	5.500	12-01-55		1,325,000	1,342,644
Federal National Mortgage Association
15 Yr Pass Thru (B)	2.500	TBA		650,000	614,047
15 Yr Pass Thru (B)	4.000	TBA		410,000	404,427
15 Yr Pass Thru (B)	4.500	TBA		2,372,000	2,372,556
15 Yr Pass Thru	5.000	08-01-40		143,283	144,951
15 Yr Pass Thru (B)	5.500	TBA		625,000	639,844
15 Yr Pass Thru	6.000	07-01-38		102,987	107,071
15 Yr Pass Thru	6.000	09-01-38		95,328	99,049
30 Yr Pass Thru (B)	2.000	TBA		655,000	533,109
30 Yr Pass Thru (B)	2.500	TBA		295,000	251,073
30 Yr Pass Thru (B)	2.500	TBA		870,000	740,452
30 Yr Pass Thru (B)	3.000	TBA		1,098,000	975,247
30 Yr Pass Thru (B)	3.500	TBA		150,000	138,938
30 Yr Pass Thru (B)	4.000	TBA		965,000	919,502
30 Yr Pass Thru (B)	4.500	TBA		35,000	34,264
30 Yr Pass Thru (B)	4.500	TBA		785,000	768,963
30 Yr Pass Thru (B)	5.000	TBA		144,000	143,730
30 Yr Pass Thru (B)	5.000	TBA		815,000	814,491
30 Yr Pass Thru (B)	5.500	TBA		6,539,000	6,621,740
30 Yr Pass Thru (B)	6.500	TBA		946,000	979,553
30 Yr Pass Thru (B)	6.500	TBA		716,000	741,675
Government National Mortgage Association
30 Yr Pass Thru (B)	2.500	TBA		2,041,000	1,771,524
30 Yr Pass Thru (B)	4.000	TBA		675,000	640,301
30 Yr Pass Thru (B)	4.500	TBA		450,000	440,350
30 Yr Pass Thru (B)	5.500	TBA		660,000	666,703

30 Yr Pass Thru (B)	6.000	TBA		745,000	759,143
Foreign government obligations 41.6%					$61,767,692
(Cost $61,488,701)
Argentina 0.2%					346,847
Republic of Argentina
Bond (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	4.125	07-09-35		490,000	346,847
Australia 4.0%					5,955,477
Commonwealth of Australia
Bond	1.000	12-21-30	AUD	5,460,000	3,080,221
2	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Australia (continued)
Bond	1.750	06-21-51	AUD	6,715,000	$2,295,660
Inflation-Linked Bond	1.260	02-21-50	AUD	1,025,000	579,596
Brazil 4.1%					6,133,903
Federative Republic of Brazil
Bill (C)	12.538	01-01-28	BRL	526,000	76,742
Bill (C)	12.638	01-01-30	BRL	1,887,000	215,801
Note	6.000	05-15-35	BRL	3,110,000	2,441,699
Note	6.000	05-15-55	BRL	1,398,000	1,050,850
Note	10.000	01-01-27	BRL	507,000	95,772
Note	10.000	01-01-29	BRL	1,647,000	300,715
Note	10.000	01-01-31	BRL	3,659,000	639,689
Note	10.000	01-01-33	BRL	251,000	42,290
Note	10.000	01-01-35	BRL	7,743,000	1,270,345
Chile 1.0%					1,471,990
Republic of Chile
Bond	1.900	09-01-30	CLP	1,189,307,700	1,269,289
Bond (D)	4.700	09-01-30	CLP	45,000,000	48,307
Bond	5.000	03-01-35	CLP	90,000,000	96,353
Bond (D)	5.800	10-01-34	CLP	15,000,000	16,907
Bond	6.000	01-01-43	CLP	20,000,000	23,470
Bond (D)	6.200	10-01-40	CLP	15,000,000	17,664
Colombia 1.6%					2,316,773
Republic of Colombia
Bond	3.750	02-25-37	COP	1,451,638,350	302,645
Bond	5.000	09-19-32	EUR	110,000	123,630
Bond	5.000	03-20-41	COP	3,077,790,600	723,589
Bond	5.625	02-19-36	EUR	315,000	347,924
Bond	6.250	07-09-36	COP	217,200,000	36,949
Bond	6.500	11-26-38	EUR	210,000	239,624
Bond	7.000	03-26-31	COP	27,800,000	5,915
Bond	7.000	06-30-32	COP	540,000,000	109,839
Bond	7.250	10-18-34	COP	594,700,000	114,824
Bond	7.750	09-18-30	COP	175,200,000	39,346
Bond	9.250	05-28-42	COP	868,000,000	177,199
Bond	11.750	01-24-35	COP	224,100,000	57,704
Bond	13.250	02-09-33	COP	136,900,000	37,585
Czech Republic 3.4%					5,101,010
Czech Republic
Bond	1.200	03-13-31	CZK	1,050,000	43,353
Bond	1.500	04-24-40	CZK	1,810,000	57,279
Bond	1.950	07-30-37	CZK	960,000	34,710
Bond	2.000	10-13-33	CZK	1,230,000	49,386
Bond	3.000	03-03-33	CZK	460,000	20,118
Bond	3.500	05-30-35	CZK	107,600,000	4,745,456
Bond	4.200	12-04-36	CZK	780,000	35,959
Bond	4.250	10-24-34	CZK	370,000	17,360
Bond	4.500	11-11-32	CZK	1,550,000	74,749
Bond	4.900	04-14-34	CZK	460,000	22,640
Dominican Republic 0.1%					149,295
Government of Dominican Republic
Bond (D)	5.875	10-28-35		150,000	149,295
France 1.3%					1,885,999
Government of France
Bond (D)	0.100	03-01-36	EUR	1,331,796	1,313,973
Bond (D)	0.550	03-01-39	EUR	581,180	572,026
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	3

	Rate (%)	Maturity date		Par value^	Value
Gabon 0.1%					$151,289
Republic of Gabon
Bond	6.625	02-06-31		200,000	151,289
Germany 3.3%					4,959,982
Federal Republic of Germany
Inflation-Linked Bond	0.100	04-15-33	EUR	764,330	846,361
Inflation-Linked Bond	0.100	04-15-46	EUR	1,409,638	1,290,736
Inflation-Linked Bond	0.500	04-15-30	EUR	2,441,970	2,822,885
Hungary 0.5%					722,645
Republic of Hungary
Bond	1.625	04-28-32	EUR	110,000	112,774
Bond	1.750	06-05-35	EUR	430,000	405,406
Bond	2.250	06-22-34	HUF	7,090,000	15,216
Bond	3.000	10-27-38	HUF	67,610,000	135,018
Bond	7.000	10-24-35	HUF	17,860,000	54,231
Iceland 0.5%					668,127
Republic of Iceland
Bond	6.500	01-24-31	ISK	85,035,000	668,127
India 2.7%					4,054,658
Republic of India
Bond	6.330	05-05-35	INR	109,200,000	1,201,896
Bond	6.790	10-07-34	INR	73,920,000	836,087
Bond	7.180	07-24-37	INR	7,150,000	81,973
Bond	7.300	06-19-53	INR	173,810,000	1,934,702
Indonesia 0.5%					712,015
Republic of Indonesia
Bond	6.625	05-15-33	IDR	732,000,000	44,977
Bond	6.875	04-15-29	IDR	694,000,000	43,166
Bond	7.000	02-15-33	IDR	1,901,000,000	119,145
Bond	7.125	06-15-38	IDR	2,607,000,000	165,566
Bond	7.125	08-15-40	IDR	470,000,000	29,938
Bond	7.125	06-15-42	IDR	181,000,000	11,375
Bond	7.125	06-15-43	IDR	493,000,000	31,102
Bond	7.125	08-15-45	IDR	1,637,000,000	104,334
Bond	7.500	08-15-32	IDR	1,234,000,000	79,305
Bond	7.500	06-15-35	IDR	420,000,000	27,356
Bond	8.250	05-15-36	IDR	320,000,000	21,985
Bond	8.375	03-15-34	IDR	496,000,000	33,766
Japan 2.5%					3,726,049
Government of Japan
Bond	2.400	03-20-45	JPY	114,000,000	689,083
Bond	2.400	03-20-55	JPY	85,550,000	453,746
Bond	2.800	06-20-55	JPY	446,950,000	2,583,220
Lithuania 0.3%					374,432
Republic of Lithuania
Bond	0.500	07-28-50	EUR	245,000	121,610
Bond	0.750	07-15-51	EUR	480,000	252,822
Malaysia 0.6%					938,914
Government of Malaysia
Bond	2.632	04-15-31	MYR	409,000	95,492
Bond	3.476	07-02-35	MYR	69,000	16,687
Bond	3.502	05-31-27	MYR	205,000	50,011
Bond	3.582	07-15-32	MYR	369,000	89,884
Bond	3.757	05-22-40	MYR	210,000	50,864
Bond	3.828	07-05-34	MYR	540,000	133,312
Bond	3.885	08-15-29	MYR	438,000	108,493
4	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Malaysia (continued)
Bond	3.906	07-15-26	MYR	77,000	$18,759
Bond	4.254	05-31-35	MYR	568,000	145,822
Bond	4.457	03-31-53	MYR	95,000	24,717
Bond	4.642	11-07-33	MYR	158,000	41,146
Bond	4.696	10-15-42	MYR	148,000	39,635
Bond	4.762	04-07-37	MYR	284,000	75,513
Bond	4.893	06-08-38	MYR	180,000	48,579
Mexico 0.9%					1,323,695
Government of Mexico
Bill (C)	7.532	10-28-27	MXN	3,251,830	154,379
Bill (C)	7.707	07-08-27	MXN	4,193,680	203,107
Bill (C)	7.751	09-02-27	MXN	4,205,890	201,212
Bond	2.750	11-27-31	MXN	4,158,771	207,759
Bond	7.500	05-26-33	MXN	298,400	15,344
Bond	7.750	11-13-42	MXN	6,526,500	310,199
Bond	8.000	11-07-47	MXN	2,459,100	118,051
Bond	8.000	07-31-53	MXN	1,590,800	75,812
Bond	8.000	04-29-55	MXN	773,200	37,832
Norway 5.8%					8,643,977
Kingdom of Norway
Bond (D)	1.250	09-17-31	NOK	35,360,000	3,023,145
Bond (D)	1.375	08-19-30	NOK	32,670,000	2,887,687
Bond (D)	1.750	09-06-29	NOK	15,325,000	1,405,652
Bond (D)	3.000	08-15-33	NOK	14,340,000	1,327,493
Peru 0.1%					207,149
Republic of Peru
Bond	5.350	08-12-40	PEN	102,000	27,114
Bond	5.400	08-12-34	PEN	62,000	18,161
Bond	6.150	08-12-32	PEN	122,000	38,927
Bond	6.900	08-12-37	PEN	45,000	14,084
Bond	6.950	08-12-31	PEN	105,000	34,567
Bond (D)	7.600	08-12-39	PEN	227,000	74,296
Poland 0.3%					490,862
Republic of Poland
Bond	1.750	04-25-32	PLN	370,000	84,873
Bond	4.750	07-25-29	PLN	228,000	63,393
Bond	5.000	10-25-34	PLN	707,000	193,252
Bond	5.000	10-25-35	PLN	249,000	67,526
Bond	6.000	10-25-33	PLN	279,000	81,818
Romania 1.1%					1,615,998
Republic of Romania
Bond	4.750	10-11-34	RON	590,000	115,479
Bond (D)	5.375	06-07-33	EUR	20,000	23,573
Bond	6.700	02-25-32	RON	270,000	60,717
Bond	6.750	04-25-35	RON	380,000	85,458
Bond	6.750	07-11-39	EUR	790,000	957,129
Bond	7.650	07-27-31	RON	810,000	190,524
Bond	8.000	04-29-30	RON	80,000	18,983
Bond	8.250	09-29-32	RON	300,000	72,956
Bond	8.750	10-30-28	RON	380,000	91,179
South Africa 0.9%					1,249,824
Republic of South Africa
Bond	6.250	03-31-36	ZAR	2,734,000	133,103
Bond	7.000	02-28-31	ZAR	2,409,000	136,122
Bond	7.000	02-28-31	ZAR	1,430,000	80,803
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	5

	Rate (%)	Maturity date		Par value^	Value
South Africa (continued)
Bond	8.250	03-31-32	ZAR	1,120,000	$66,235
Bond	8.500	01-31-37	ZAR	3,523,000	199,849
Bond	8.750	01-31-44	ZAR	2,782,000	152,578
Bond	8.750	02-28-48	ZAR	1,450,000	79,353
Bond	8.875	02-28-35	ZAR	2,858,000	171,278
Bond	9.000	01-31-40	ZAR	709,000	40,587
Bond	9.875	03-31-39	ZAR	952,000	58,282
Bond	11.625	03-31-53	ZAR	527,000	37,759
CPI-Linked Bond	2.250	01-31-38	ZAR	887,584	40,577
CPI-Linked Bond	2.500	03-31-46	ZAR	1,248,517	53,298
South Korea 2.6%					3,922,837
Republic of Korea
Bond	2.625	06-10-35	KRW	6,138,970,000	3,922,837
Thailand 0.6%					865,418
Kingdom of Thailand
Bond	1.000	06-17-27	THB	990,000	30,622
Bond	1.585	12-17-35	THB	3,703,000	113,543
Bond	1.600	12-17-29	THB	605,000	18,965
Bond	1.600	06-17-35	THB	799,000	24,483
Bond	2.000	12-17-31	THB	3,220,000	103,096
Bond	2.000	06-17-42	THB	618,000	18,605
Bond	2.410	03-17-35	THB	2,063,000	67,981
Bond	2.800	06-17-34	THB	1,075,000	36,327
Bond	2.875	12-17-28	THB	3,177,000	103,180
Bond	2.875	06-17-46	THB	703,000	23,589
Bond	3.350	06-17-33	THB	5,888,000	205,123
Bond	3.450	06-17-43	THB	3,306,000	119,904
Turkey 0.2%					266,690
Republic of Turkey
Bond	26.200	10-05-33	TRY	5,601,320	119,199
Bond	27.700	09-27-34	TRY	4,052,000	89,380
Bond	30.000	09-12-29	TRY	2,612,000	58,111
United Kingdom 2.3%					3,410,898
United Kingdom of Great Britain
Inflation-Linked GILT	0.125	03-22-51	GBP	959,760	773,111
Inflation-Linked GILT	0.125	03-22-68	GBP	569,300	358,568
Inflation-Linked GILT	0.250	03-22-52	GBP	838,985	691,427
Inflation-Linked GILT	0.500	03-22-50	GBP	580,491	528,811
Inflation-Linked GILT	1.250	11-22-54	GBP	987,004	1,058,981
Uruguay 0.1%					100,939
Republic of Uruguay
Bond	8.000	10-29-35	UYU	1,208,000	30,808

Bond	9.750	07-20-33	UYU	2,508,500	70,131
Corporate bonds 15.9%					$23,574,029
(Cost $23,596,792)
Brazil 0.1%					102,849
Suzano Austria Gmbh	3.125	01-15-32		115,000	102,849
Canada 0.8%					1,204,858
AltaGas, Ltd. (7.200% to 10-15-34, then 5 Year CMT + 3.573%) (D)	7.200	10-15-54		79,000	81,733
Bausch Health Companies, Inc. (D)	4.875	06-01-28		20,000	18,100
Bell Canada (7.000% to 9-15-35, then 5 Year CMT + 2.363%)	7.000	09-15-55		41,000	43,136
Brookfield Finance, Inc.	5.330	01-15-36		65,000	65,488
Brookfield Finance, Inc. (6.300% to 1-15-35, then 5 Year CMT + 2.076%)	6.300	01-15-55		65,000	64,135
6	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Canada (continued)
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		122,000	$122,893
Enbridge, Inc. (5.750% to 7-15-30, then 5 Year CMT + 5.314% to 7-15-50, then 5 Year CMT + 6.064%)	5.750	07-15-80		120,000	121,276
Enbridge, Inc. (8.500% to 1-15-34, then 5 Year CMT + 4.431% to 1-15-54, then 5 Year CMT + 5.181%)	8.500	01-15-84		45,000	51,627
Garda World Security Corp. (D)	6.000	06-01-29		3,000	2,945
Garda World Security Corp. (D)	8.375	11-15-32		60,000	61,514
goeasy, Ltd. (D)	6.875	02-15-31		80,000	75,484
goeasy, Ltd. (D)	7.375	10-01-30		165,000	159,693
Great Canadian Gaming Corp. (D)	8.750	11-15-29		8,000	8,067
Ontario Gaming GTA LP (D)	8.000	08-01-30		60,000	58,845
South Bow Canadian Infrastructure Holdings, Ltd. (7.625% to 3-1-30, then 5 Year CMT + 3.949%)	7.625	03-01-55		32,000	33,160
TELUS Corp. (7.000% to 10-15-35, then 5 Year CMT + 2.709%)	7.000	10-15-55		82,000	85,598
Transcanada Trust (5.600% to 3-7-32, then 5 Year CMT + 3.986% to 3-7-52, then 5 Year CMT + 4.736%)	5.600	03-07-82		121,000	119,137
Transcanada Trust (5.875% to 8-15-26, then 3 month LIBOR + 4.640% to 8-15-46, then 3 month LIBOR + 5.390%)	5.875	08-15-76		32,000	32,027
Cayman Islands 0.0%					13,629
Azorra Finance, Ltd. (D)	7.250	01-15-31		10,000	10,438
Diamond Foreign Asset Company (D)	8.500	10-01-30		3,000	3,191
Chile 0.3%					411,956
Celulosa Arauco y Constitucion SA	6.180	05-05-32		200,000	206,001
Inversiones CMPC SA	6.125	02-26-34		200,000	205,955
China 0.0%					38,200
CIFI Holdings Group Company, Ltd. (E)	4.375	04-12-27		200,000	18,250
Country Garden Holdings Company, Ltd. (E)	3.875	10-22-30		210,000	19,950
Czech Republic 0.1%					116,324
Ceska sporitelna AS (3.743% to 9-9-31, then 3 month EURIBOR + 1.300%)	3.743	09-09-32	EUR	100,000	116,324
Denmark 0.2%					236,883
Jyske Bank A/S (3.500% to 11-19-30, then 1 Year EURIBOR ICE Swap Rate + 1.270%)	3.500	11-19-31	EUR	100,000	116,912
Spar Nord Bank A/S (4.125% to 10-1-29, then 1 Year EURIBOR ICE Swap Rate + 1.850%)	4.125	10-01-30	EUR	100,000	119,971
France 0.5%					779,040
Societe Generale SA (10.000% to 5-14-29, then 5 Year CMT + 5.448%) (D)(F)	10.000	11-14-28		200,000	220,519
Sogecap SA (6.250% to 1-8-36, then 5 Year EURIBOR ICE Swap Rate + 3.753%) (F)	6.250	07-08-35	EUR	100,000	116,743
Valeo SE	1.000	08-03-28	EUR	400,000	441,778
Germany 0.1%					110,487
Deutsche Telekom AG (D)	3.625	01-21-50		150,000	110,487
Greece 0.3%					468,704
CrediaBank SA (9.375% to 1-13-31, then 5 Year EURIBOR ICE Swap Rate + 7.277%) (F)	9.375	01-31-31	EUR	100,000	123,273
Eurobank SA (4.000% to 2-7-35, then 1 Year EURIBOR ICE Swap Rate + 1.700%)	4.000	02-07-36	EUR	100,000	116,568
Piraeus Financial Holdings SA (6.125% to 10-15-32, then 5 Year EURIBOR ICE Swap Rate + 3.696%) (F)	6.125	10-15-32	EUR	200,000	228,863
Ireland 0.3%					468,394
BMS Ireland Capital Funding DAC	4.289	11-10-45	EUR	110,000	128,037
BMS Ireland Capital Funding DAC	4.581	11-10-55	EUR	280,000	324,666
TrueNoord Capital DAC (D)	8.750	03-01-30		15,000	15,691
Italy 0.3%					485,428
Intesa Sanpaolo SpA (D)	7.800	11-28-53		200,000	248,472
Intesa Sanpaolo SpA (8.248% to 11-21-32, then 1 Year CMT + 4.400%) (D)	8.248	11-21-33		200,000	236,956
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	7

	Rate (%)	Maturity date		Par value^	Value
Luxembourg 0.2%					$336,569
JBS USA Lux SA	7.250	11-15-53		145,000	165,069
Raizen Fuels Finance SA	6.700	02-25-37		200,000	171,500
Malta 0.0%					18,060
VistaJet Malta Finance PLC (D)(G)	6.375	02-01-30		8,000	7,703
VistaJet Malta Finance PLC (D)	9.500	06-01-28		10,000	10,357
Mexico 0.3%					368,690
Orbia Advance Corp. SAB de CV	6.750	09-19-42		200,000	172,070
Orbia Advance Corp. SAB de CV	7.500	05-13-35		200,000	196,620
Netherlands 0.1%					89,438
Suzano Netherlands BV	5.500	01-15-36		90,000	89,438
Spain 0.4%					540,862
Banco Santander SA	4.551	11-06-30		200,000	201,003
Unicaja Banco SA	0.250	09-25-29	EUR	100,000	106,357
Unicaja Banco SA (4.875% to 5-18-27, then 5 Year Euro Swap Rate + 5.020%) (F)	4.875	11-18-26	EUR	200,000	233,502
Supranational 0.4%					555,957
Asian Development Bank (C)	5.979	11-10-40	PLN	100,000	11,359
Asian Infrastructure Investment Bank	6.000	12-08-31	INR	3,300,000	34,862
Asian Infrastructure Investment Bank	6.650	06-30-33	INR	12,500,000	137,175
Asian Infrastructure Investment Bank	6.900	10-23-34	INR	3,300,000	36,908
Asian Infrastructure Investment Bank	6.960	01-14-35	INR	7,500,000	84,433
Asian Infrastructure Investment Bank	7.000	03-01-29	INR	6,100,000	68,836
European Bank for Reconstruction & Development	6.750	03-14-31	INR	5,000,000	55,983
European Bank for Reconstruction & Development	6.875	07-30-31	INR	11,200,000	126,401
Switzerland 0.2%					321,627
UBS Group AG (6.850% to 3-10-30, then 5 Year SOFR ICE Swap Rate + 3.630%) (F)	6.850	09-10-29		200,000	204,165
UBS Switzerland AG	3.146	06-21-31	EUR	100,000	117,462
United Kingdom 0.4%					645,666
HSBC Holdings PLC (7.050% to 12-5-30, then 5 Year CMT + 2.987%) (F)(G)	7.050	06-05-30		200,000	207,470
INEOS Finance PLC	6.375	04-15-29	EUR	100,000	106,850
MARB BondCo PLC	3.950	01-29-31		200,000	180,513
Metro Bank Holdings PLC (12.000% to 4-30-28, then 1 Year United Kingdom GILT Rate + 7.814%)	12.000	04-30-29	GBP	100,000	150,833
United States 10.9%					16,260,408
Acadia Healthcare Company, Inc. (D)	5.000	04-15-29		7,000	6,801
Acadia Healthcare Company, Inc. (D)(G)	7.375	03-15-33		127,000	129,422
Acrisure LLC (D)	6.000	08-01-29		30,000	29,464
Air Lease Corp. (4.125% to 12-15-26, then 5 Year CMT + 3.149%) (F)	4.125	12-15-26		65,000	62,938
Aircastle, Ltd. (5.250% to 9-15-26, then 5 Year CMT + 4.410% to 9-15-31, then 5 Year CMT + 4.660% to 9-15-46, then 5 Year CMT + 5.160%) (D)(F)	5.250	06-15-26		48,000	47,772
Alexandria Real Estate Equities, Inc.	3.550	03-15-52		90,000	61,292
Alexandria Real Estate Equities, Inc.	5.150	04-15-53		70,000	61,882
Alexandria Real Estate Equities, Inc.	5.625	05-15-54		65,000	61,240
Alliant Holdings Intermediate LLC (D)	7.375	10-01-32		25,000	25,846
Allied Universal Holdco LLC (D)	6.875	06-15-30		5,000	5,168
Allied Universal Holdco LLC (D)	7.875	02-15-31		7,000	7,370
Alphabet, Inc.	4.375	11-06-64	EUR	275,000	315,283
Alphabet, Inc.	5.250	05-15-55		120,000	119,219
Alphabet, Inc.	5.300	05-15-65		125,000	122,906
Alphabet, Inc.	5.700	11-15-75		105,000	107,991
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	195,487
Amazon.com, Inc.	2.700	06-03-60		110,000	64,199
Amazon.com, Inc.	3.100	05-12-51		90,000	62,184
Amazon.com, Inc.	3.250	05-12-61		190,000	125,836
8	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Amazon.com, Inc.	3.950	04-13-52	80,000	$64,340
Amazon.com, Inc.	4.250	08-22-57	75,000	62,096
American Assets Trust LP	6.150	10-01-34	65,000	66,507
American Axle & Manufacturing, Inc. (D)	7.750	10-15-33	115,000	116,143
American International Group, Inc.	4.375	06-30-50	115,000	97,049
American International Group, Inc.	4.750	04-01-48	190,000	170,695
American National Group, Inc. (7.000% to 12-1-30, then 5 Year CMT + 3.183%)	7.000	12-01-55	67,000	67,397
AmeriGas Partners LP (D)	9.375	06-01-28	170,000	176,490
Amphenol Corp.	5.300	11-15-55	65,000	63,319
Antero Midstream Partners LP (D)	6.625	02-01-32	18,000	18,658
Aon Corp.	3.900	02-28-52	50,000	38,059
Apple, Inc.	2.550	08-20-60	110,000	63,882
Apple, Inc.	2.650	05-11-50	100,000	64,378
Apple, Inc.	4.250	02-09-47	75,000	65,844
AppLovin Corp.	5.950	12-01-54	80,000	80,427
Ares Management Corp.	5.600	10-11-54	65,000	61,577
Ashton Woods USA LLC (D)	6.875	08-01-33	130,000	130,662
AT&T, Inc.	3.500	09-15-53	180,000	123,841
AT&T, Inc.	3.650	06-01-51	85,000	61,068
Athene Holding, Ltd.	3.950	05-25-51	85,000	60,218
Athene Holding, Ltd.	6.625	05-19-55	100,000	103,690
Avantor Funding, Inc. (D)	3.875	11-01-29	10,000	9,544
Avis Budget Car Rental LLC (D)	8.375	06-15-32	9,000	9,267
Basin Electric Power Cooperative (D)	5.850	10-15-55	190,000	190,226
Baxter International, Inc.	3.132	12-01-51	100,000	64,351
Baxter International, Inc. (B)	5.650	12-15-35	130,000	132,481
Beignet Investor LLC (D)	6.581	05-30-49	33,000	35,580
Bread Financial Holdings, Inc. (8.375% to 6-15-30, then 5 Year CMT + 4.300%) (D)	8.375	06-15-35	68,000	69,701
Brookfield Asset Management, Ltd.	5.298	01-15-36	130,000	130,800
Caesars Entertainment, Inc. (D)	6.500	02-15-32	60,000	61,029
Cargill, Inc. (D)	5.375	10-23-55	65,000	63,861
Carrier Global Corp.	3.377	04-05-40	80,000	65,322
CCO Holdings LLC (D)	4.250	02-01-31	65,000	59,880
CCO Holdings LLC (D)	4.750	02-01-32	36,000	33,078
CCO Holdings LLC (D)	5.375	06-01-29	2,000	1,981
Celanese US Holdings LLC (G)	6.750	04-15-33	60,000	59,711
Celanese US Holdings LLC	7.200	11-15-33	55,000	57,439
Champ Acquisition Corp. (D)	8.375	12-01-31	26,000	27,654
Charter Communications Operating LLC	3.700	04-01-51	60,000	38,612
Charter Communications Operating LLC	3.850	04-01-61	220,000	134,588
Charter Communications Operating LLC	5.250	04-01-53	70,000	56,732
Charter Communications Operating LLC	6.834	10-23-55	105,000	103,167
Cinemark USA, Inc. (D)	7.000	08-01-32	5,000	5,212
Cipher Compute LLC (D)	7.125	11-15-30	11,000	11,175
Cisco Systems, Inc.	5.300	02-26-54	65,000	63,702
Cisco Systems, Inc.	5.500	02-24-55	125,000	126,227
Citigroup, Inc. (6.950% to 2-15-30, then 5 Year CMT + 2.726%) (F)	6.950	02-15-30	125,000	127,954
Citigroup, Inc. (7.625% to 11-15-28, then 5 Year CMT + 3.211%) (F)	7.625	11-15-28	33,000	34,492
Clarios Global LP (D)	6.750	09-15-32	5,000	5,143
Clear Channel Outdoor Holdings, Inc. (D)	7.125	02-15-31	15,000	15,612
Clear Channel Outdoor Holdings, Inc. (D)(G)	7.750	04-15-28	7,000	7,002
Cloud Software Group, Inc. (D)	8.250	06-30-32	110,000	115,874
Cloud Software Group, Inc. (D)	9.000	09-30-29	15,000	15,473
Clydesdale Acquisition Holdings, Inc. (D)	6.750	04-15-32	55,000	55,496
CMS Energy Corp. (4.750% to 6-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50	72,000	70,403
Comcast Corp.	2.887	11-01-51	230,000	139,159
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	9

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Comcast Corp.	2.937	11-01-56	195,000	$113,180
Comcast Corp.	2.987	11-01-63	110,000	61,386
Comcast Corp.	5.650	06-01-54	130,000	124,683
Comcast Corp.	6.050	05-15-55	120,000	121,466
Community Health Systems, Inc. (D)	4.750	02-15-31	38,000	33,996
Community Health Systems, Inc. (D)	6.875	04-15-29	5,000	4,513
Concentra Health Services, Inc. (D)	6.875	07-15-32	5,000	5,235
Consolidated Edison Company of New York, Inc.	5.750	11-15-55	30,000	30,683
Corebridge Financial, Inc.	4.350	04-05-42	75,000	64,590
Corebridge Financial, Inc.	4.400	04-05-52	80,000	65,209
Corebridge Financial, Inc. (6.875% to 12-1-30, then 5 Year CMT + 3.181%) (F)	6.875	12-01-30	130,000	132,931
Cougar JV Subsidiary LLC (D)	8.000	05-15-32	16,000	17,089
Cox Communications, Inc. (D)	5.800	12-15-53	65,000	56,440
Cox Communications, Inc. (D)	5.950	09-01-54	140,000	124,655
CP Atlas Buyer, Inc. (D)	9.750	07-15-30	63,000	63,733
CP Atlas Buyer, Inc. (7.000% Cash and 5.750% PIK) (D)	12.750	01-15-31	20,000	18,525
Credit Acceptance Corp. (D)	6.625	03-15-30	190,000	188,619
CRH America Finance, Inc.	5.600	02-09-56	195,000	195,469
CrossCountry Intermediate HoldCo LLC (D)	6.500	10-01-30	5,000	5,063
CrossCountry Intermediate HoldCo LLC (D)	6.750	12-01-32	15,000	15,167
CVS Health Corp. (6.750% to 12-10-34, then 5 Year CMT + 2.516%)	6.750	12-10-54	32,000	33,163
CVS Health Corp. (7.000% to 3-10-30, then 5 Year CMT + 2.886%)	7.000	03-10-55	48,000	50,466
Deluxe Corp. (D)	8.125	09-15-29	10,000	10,534
Dominion Energy, Inc. (4.350% to 4-15-27, then 5 Year CMT + 3.195%) (F)(G)	4.350	01-15-27	134,000	132,365
EchoStar Corp. (6.750% Cash and 0.000% PIK)	6.750	11-30-30	22,668	23,542
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (F)	5.375	03-09-26	130,000	129,558
Endo Finance Holdings, Inc. (D)	8.500	04-15-31	120,000	124,833
Energizer Holdings, Inc. (D)	6.000	09-15-33	60,000	56,639
Energy Transfer LP (6.500% to 2-15-31, then 5 Year CMT + 2.676%)	6.500	02-15-56	515,000	507,718
Energy Transfer LP (8.000% to 5-15-29, then 5 Year CMT + 4.020%)	8.000	05-15-54	63,000	67,176
EQT Corp.	4.750	01-15-31	10,000	10,068
EUSHI Finance, Inc. (7.625% to 12-15-29, then 5 Year CMT + 3.136%)	7.625	12-15-54	60,000	63,195
EZCORP, Inc. (D)	7.375	04-01-32	25,000	26,209
FMC Corp. (8.450% to 11-1-30, then 5 Year CMT + 4.366%)	8.450	11-01-55	80,000	62,260
Freedom Mortgage Holdings LLC (D)	7.875	04-01-33	7,000	7,234
Freedom Mortgage Holdings LLC (D)	8.375	04-01-32	10,000	10,504
Freedom Mortgage Holdings LLC (D)	9.125	05-15-31	15,000	16,050
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (F)	5.700	09-30-30	100,000	100,020
Global Atlantic Financial Company (7.250% to 3-1-31, then 5 Year CMT + 3.550%) (D)	7.250	03-01-56	95,000	94,741
Global Atlantic Financial Company (7.950% to 10-15-29, then 5 Year CMT + 3.608%) (D)	7.950	10-15-54	30,000	30,941
Gray Media, Inc. (D)	7.250	08-15-33	40,000	40,069
HA Sustainable Infrastructure Capital, Inc. (8.000% to 6-1-31, then 5 Year CMT + 4.301%)	8.000	06-01-56	193,000	196,653
Health Care Service Corp. A Mutual Legal Reserve Company (D)	5.875	06-15-54	65,000	63,761
Hightower Holding LLC (D)	6.750	04-15-29	18,000	18,018
HUB International, Ltd. (D)	7.375	01-31-32	70,000	72,835
Insight Enterprises, Inc. (D)	6.625	05-15-32	90,000	92,138
Intel Corp.	5.600	02-21-54	87,000	82,942
JetBlue Airways Corp. (D)	9.875	09-20-31	65,000	64,204
Kaiser Aluminum Corp. (D)	5.875	03-01-34	15,000	14,950
Keurig Dr. Pepper, Inc.	3.800	05-01-50	110,000	80,904
Keurig Dr. Pepper, Inc.	4.500	04-15-52	145,000	119,066
Kimberly-Clark Corp.	3.200	07-30-46	135,000	98,441
LBM Acquisition LLC (D)	6.250	01-15-29	19,000	16,996
LCM Investments Holdings II LLC (D)	8.250	08-01-31	8,000	8,440
Level 3 Financing, Inc. (D)	4.500	04-01-30	14,000	12,898
Level 3 Financing, Inc. (D)	6.875	06-30-33	45,000	45,827
10	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
LFS Topco LLC (D)	8.750	07-15-30	79,000	$77,241
Liberty Mutual Group, Inc. (4.125% to 12-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51	61,000	59,818
Lincoln National Corp. (9.250% to 3-1-28, then 5 Year CMT + 5.318%) (F)	9.250	12-01-27	120,000	128,799
LYB International Finance III LLC	3.625	04-01-51	285,000	187,373
LYB International Finance III LLC	4.200	10-15-49	85,000	62,285
LYB International Finance III LLC	5.875	01-15-36	130,000	130,455
Macy’s Retail Holdings LLC	5.125	01-15-42	10,000	8,236
Macy’s Retail Holdings LLC (D)(G)	6.125	03-15-32	5,000	5,024
Matador Resources Company (D)	6.500	04-15-32	67,000	68,043
Medline Borrower LP (D)	5.250	10-01-29	28,000	28,065
Meta Platforms, Inc.	4.650	08-15-62	170,000	142,701
Meta Platforms, Inc.	5.400	08-15-54	125,000	121,236
Meta Platforms, Inc.	5.625	11-15-55	65,000	64,835
Meta Platforms, Inc.	5.750	11-15-65	320,000	318,643
Microsoft Corp.	2.675	06-01-60	230,000	137,006
Microsoft Corp.	2.921	03-17-52	190,000	129,160
Microsoft Corp.	4.000	02-12-55	75,000	61,757
Microsoft Corp.	4.500	02-06-57	70,000	64,074
Miter Brands Acquisition Holdco, Inc. (D)	6.750	04-01-32	60,000	61,293
Mondelez International, Inc.	2.625	09-04-50	105,000	63,741
Netflix, Inc.	5.400	08-15-54	65,000	64,661
Noble Finance II LLC (D)	8.000	04-15-30	180,000	186,998
NVIDIA Corp.	3.500	04-01-50	85,000	64,833
Olin Corp. (D)	6.625	04-01-33	95,000	94,366
Oracle Corp.	5.950	09-26-55	130,000	121,815
Oracle Corp.	6.000	08-03-55	105,000	97,555
PacifiCorp	5.500	05-15-54	55,000	50,243
PacifiCorp	5.800	01-15-55	135,000	128,425
Paramount Global	4.375	03-15-43	38,000	28,596
Paramount Global (6.375% to 3-30-27, then 5 Year CMT + 3.999% to 3-30-32, then 5 Year CMT + 4.249% to 3-30-47, then 5 Year CMT + 4.999%)	6.375	03-30-62	65,000	63,691
Penn Entertainment, Inc. (D)(G)	4.125	07-01-29	15,000	13,874
PennyMac Financial Services, Inc. (D)	6.875	05-15-32	3,000	3,132
Permian Resources Operating LLC (D)	7.000	01-15-32	7,000	7,289
Phillips 66 Company (5.875% to 3-15-31, then 5 Year CMT + 2.283%)	5.875	03-15-56	44,000	43,336
Planet Financial Group LLC (D)	10.500	12-15-29	20,000	20,949
Quikrete Holdings, Inc. (D)	6.375	03-01-32	5,000	5,192
Rfna LP (D)	7.875	02-15-30	200,000	202,765
Rocket Companies, Inc. (D)	6.375	08-01-33	15,000	15,708
Rocket Software, Inc. (D)	6.500	02-15-29	15,000	14,606
Rocket Software, Inc. (D)	9.000	11-28-28	5,000	5,151
Rockies Express Pipeline LLC (D)	6.750	03-15-33	15,000	15,738
Salesforce, Inc.	2.900	07-15-51	195,000	126,576
Salesforce, Inc.	3.050	07-15-61	105,000	64,678
Scripps Escrow II, Inc. (D)	3.875	01-15-29	10,000	9,306
Sempra (6.375% to 4-1-31, then 5 Year CMT + 2.632%)	6.375	04-01-56	55,000	56,028
SM Energy Company (D)	6.750	08-01-29	13,000	12,984
SM Energy Company (D)	7.000	08-01-32	65,000	63,596
Staples, Inc. (D)	10.750	09-01-29	21,000	20,640
Star Parent, Inc. (D)	9.000	10-01-30	15,000	16,076
Stonebriar ABF Issuer LLC (D)	8.125	12-15-30	21,000	21,341
Sunoco LP (D)	7.000	05-01-29	5,000	5,205
Talos Production, Inc. (D)	9.375	02-01-31	130,000	136,988
Tenet Healthcare Corp. (D)	6.000	11-15-33	22,000	22,716
Tenet Healthcare Corp.	6.750	05-15-31	15,000	15,628
Texas Instruments, Inc.	5.050	05-18-63	140,000	128,744
The Bank of New York Mellon Corp. (3.700% to 3-20-26, then 5 Year CMT + 3.352%) (F)	3.700	03-20-26	36,000	35,773
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	11

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
The Coca-Cola Company	2.750	06-01-60		210,000	$126,647
The Dow Chemical Company	5.950	03-15-55		140,000	130,773
The Dow Chemical Company (G)	6.900	05-15-53		60,000	62,946
The EW Scripps Company (D)	9.875	08-15-30		95,000	95,737
The Goldman Sachs Group, Inc. (3.650% to 8-10-26, then 5 Year CMT + 2.915%) (F)	3.650	08-10-26		33,000	32,547
The Goldman Sachs Group, Inc. (7.500% to 2-10-29, then 5 Year CMT + 3.156%) (F)	7.500	02-10-29		24,000	25,495
The Goodyear Tire & Rubber Company	5.250	04-30-31		50,000	47,726
The Hertz Corp. (D)	5.000	12-01-29		2,000	1,376
The Hertz Corp. (D)	12.625	07-15-29		3,000	2,997
The Kroger Company	5.650	09-15-64		65,000	63,359
The Michaels Companies, Inc. (D)	5.250	05-01-28		10,000	9,423
The Walt Disney Company	2.750	09-01-49		100,000	64,868
The William Carter Company (D)(G)	7.375	02-15-31		65,000	66,297
T-Mobile USA, Inc.	3.300	02-15-51		95,000	64,911
T-Mobile USA, Inc.	5.750	01-15-54		130,000	130,175
Transocean International, Ltd. (D)	8.750	02-15-30		157,500	164,210
Tronox, Inc. (D)	4.625	03-15-29		65,000	41,987
Tronox, Inc. (D)(G)	9.125	09-30-30		28,000	26,400
USA Compression Partners LP (D)	6.250	10-01-33		15,000	15,134
Velocity Vehicle Group LLC (D)	8.000	06-01-29		60,000	59,177
Venture Global Calcasieu Pass LLC (D)	3.875	11-01-33		35,000	30,643
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31		35,000	32,066
Venture Global Plaquemines LNG LLC (D)	6.500	01-15-34		60,000	62,058
Verizon Communications, Inc.	2.850	09-03-41		90,000	65,750
Verizon Communications, Inc.	3.550	03-22-51		90,000	65,339
Verizon Communications, Inc. (G)	5.500	02-23-54		130,000	127,034
Verizon Communications, Inc.	5.875	11-30-55		35,000	35,325
Verizon Communications, Inc.	6.000	11-30-65		50,000	50,567
Versant Media Group, Inc. (D)	7.250	01-30-31		5,000	5,137
Viatris, Inc.	3.850	06-22-40		85,000	65,005
Viatris, Inc.	4.000	06-22-50		95,000	63,701
VoltaGrid LLC (D)	7.375	11-01-30		7,000	6,981
VT Topco, Inc. (D)	8.500	08-15-30		50,000	52,070
WarnerMedia Holdings, Inc.	4.279	03-15-32		5,000	4,569
WarnerMedia Holdings, Inc.	5.050	03-15-42		52,000	41,593
Wells Fargo & Company (3.900% to 3-15-26, then 5 Year CMT + 3.453%) (F)	3.900	03-15-26		33,000	32,847
Westlake Corp.	4.375	11-15-47		60,000	46,847
Westlake Corp.	6.375	11-15-55		180,000	179,717
Whirlpool Corp.	6.500	06-15-33		60,000	59,624
Windsor Holdings III LLC (D)	8.500	06-15-30		15,000	15,784
WULF Compute LLC (D)	7.750	10-15-30		36,000	37,221
XPLR Infrastructure Operating Partners LP (D)	7.750	04-15-34		65,000	66,086
XPLR Infrastructure Operating Partners LP (D)	8.625	03-15-33		55,000	57,507

Zions Bancorp NA (6.816% to 11-19-34, then Overnight SOFR + 2.830%)	6.816	11-19-35		305,000	325,207
Convertible bonds 8.4%					$12,531,576
(Cost $12,388,538)
Australia 0.0%					6,193
IREN, Ltd. (C)(D)	2.188	07-01-31		7,000	6,193
Canada 0.0%					62,901
Advantage Energy, Ltd. (D)	5.000	06-30-29	CAD	70,000	55,309
IMAX Corp. (D)	0.750	11-15-30		7,000	7,592
Cayman Islands 0.0%					67,257
Seagate HDD Cayman	3.500	06-01-28		20,000	67,257
12	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
China 0.1%					$164,781
Alibaba Group Holding, Ltd.	0.500	06-01-31		44,000	72,468
H World Group, Ltd.	3.000	05-01-26		20,000	25,095
JD.com, Inc.	0.250	06-01-29		60,000	61,115
Li Auto, Inc.	0.250	05-01-28		6,000	6,103
Denmark 0.0%					9,899
Ascendis Pharma A/S	2.250	04-01-28		7,000	9,899
France 0.2%					291,223
Accor SA	0.700	12-07-27	EUR	45,000	29,954
Ubisoft Entertainment SA	2.875	12-05-31	EUR	300,000	261,269
India 0.2%					291,855
MakeMyTrip, Ltd. (C)(D)	1.585	07-01-30		314,000	291,855
Israel 0.0%					8,549
Wix.com, Ltd. (C)(D)	3.277	09-15-30		10,000	8,549
Italy 0.4%					618,757
Eni SpA	2.950	09-14-30	EUR	500,000	618,757
Japan 0.2%					252,873
ANA Holdings, Inc., Zero Coupon	0.000	12-10-31	JPY	10,000,000	71,381
Nxera Pharma Company, Ltd.	0.250	12-14-28	JPY	30,000,000	181,492
Luxembourg 0.1%					74,682
Arrival SA (D)(E)	3.500	12-01-26		170,000	17
Mitsubishi UFJ Investor Services & Banking Luxembourg SA (3 month EURIBOR + 4.500%) (H)	6.547	12-15-50	EUR	100,000	74,665
Singapore 0.0%					18,184
Trip.com Group, Ltd.	0.750	06-15-29		15,000	18,184
Spain 0.2%					314,684
Cellnex Telecom SA	0.750	11-20-31	EUR	300,000	314,684
Switzerland 0.3%					381,834
STMicroelectronics NV (C)	2.772	08-04-27		400,000	381,834
United Kingdom 0.1%					219,900
Immunocore Holdings PLC	2.500	02-01-30		240,000	219,900
United States 6.6%					9,748,004
3D Systems Corp. (C)	13.389	11-15-26		11,000	9,735
Advanced Energy Industries, Inc.	2.500	09-15-28		5,000	8,236
AeroVironment, Inc., Zero Coupon	0.000	07-15-30		12,000	14,043
Affirm Holdings, Inc. (D)	0.750	12-15-29		5,000	5,353
Akamai Technologies, Inc.	1.125	02-15-29		10,000	9,978
Alarm.com Holdings, Inc. (C)	6.068	01-15-26		20,000	19,850
Alliant Energy Corp. (D)(G)	3.250	05-30-28		763,000	798,190
Alnylam Pharmaceuticals, Inc. (C)(D)	0.244	09-15-28		30,000	29,794
American Water Capital Corp.	3.625	06-15-26		865,000	860,675
AST SpaceMobile, Inc. (D)	2.000	01-15-36		7,000	5,851
AST SpaceMobile, Inc. (D)	4.250	03-01-32		2,000	4,735
Bandwidth, Inc.	0.250	03-01-26		25,000	24,563
Beyond Meat, Inc. (0.000% Cash and 9.500% PIK)	9.500	10-15-30		22,011	18,819
BILL Holdings, Inc. (C)(D)	2.300	04-01-30		90,000	81,437
BioMarin Pharmaceutical, Inc.	1.250	05-15-27		55,000	52,531
Block, Inc.	0.250	11-01-27		65,000	59,657
Bloom Energy Corp.	3.000	06-01-29		5,000	26,543
Boston Properties LP (D)	2.000	10-01-30		44,000	43,500
Bridgebio Pharma, Inc. (D)	1.750	03-01-31		12,000	19,928
BWX Technologies, Inc. (C)(D)	0.733	11-01-30		26,000	25,069
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	13

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Cable One, Inc.	1.125	03-15-28	15,000	$12,095
CenterPoint Energy, Inc. (D)	3.000	08-01-28	485,000	496,883
Cloudflare, Inc., Zero Coupon	0.000	08-15-26	18,000	21,319
Cloudflare, Inc., Zero Coupon (D)	0.000	06-15-30	30,000	32,952
Coinbase Global, Inc.	0.250	04-01-30	20,000	22,190
Commvault Systems, Inc. (C)(D)	2.879	09-15-30	24,000	20,906
Core Scientific, Inc., Zero Coupon (D)	0.000	06-15-31	13,000	14,493
Cracker Barrel Old Country Store, Inc. (D)	1.750	09-15-30	240,000	183,562
Cytokinetics, Inc. (D)	1.750	10-01-31	11,000	13,990
Datadog, Inc., Zero Coupon (D)	0.000	12-01-29	50,000	52,907
DexCom, Inc.	0.375	05-15-28	260,000	237,117
Digital Realty Trust LP (D)	1.875	11-15-29	37,000	37,962
DoorDash, Inc. (C)(D)	0.321	05-15-30	26,000	25,626
DraftKings Holdings, Inc. (C)	4.642	03-15-28	30,000	27,000
Dropbox, Inc., Zero Coupon	0.000	03-01-28	24,000	24,779
EchoStar Corp. (0.000% Cash and 3.875% PIK)	3.875	11-30-30	2,763	6,518
Energy Fuels, Inc. (D)	0.750	11-01-31	12,000	12,185
Enphase Energy, Inc. (C)	6.476	03-01-28	270,000	233,960
Etsy, Inc. (G)	0.125	09-01-27	225,000	206,443
Etsy, Inc. (D)	1.000	06-15-30	36,000	35,884
Euronet Worldwide, Inc. (D)	0.625	10-01-30	32,000	28,560
Evergy, Inc.	4.500	12-15-27	5,000	6,438
Evolent Health, Inc.	3.500	12-01-29	290,000	207,930
Exact Sciences Corp.	0.375	03-15-27	1,000	1,038
Exact Sciences Corp. (D)	2.000	03-01-30	20,000	27,583
FirstEnergy Corp. (D)	3.625	01-15-29	375,000	410,627
FirstEnergy Corp. (D)	3.875	01-15-31	360,000	400,397
Five9, Inc.	1.000	03-15-29	200,000	178,537
Fluor Corp.	1.125	08-15-29	38,000	45,076
GameStop Corp., Zero Coupon (D)	0.000	04-01-30	14,000	14,301
Global Payments, Inc.	1.500	03-01-31	355,000	317,705
Granite Construction, Inc.	3.250	06-15-30	13,000	19,562
Guardant Health, Inc.	1.250	02-15-31	12,000	22,877
Guidewire Software, Inc.	1.250	11-01-29	33,000	37,773
Haemonetics Corp.	2.500	06-01-29	14,000	14,459
HAT Holdings I LLC (D)	3.750	08-15-28	15,000	20,195
Integer Holdings Corp. (D)	1.875	03-15-30	32,000	28,253
Ionis Pharmaceuticals, Inc.	1.750	06-15-28	36,000	59,119
Ionis Pharmaceuticals, Inc., Zero Coupon (D)	0.000	12-01-30	8,000	8,707
Itron, Inc.	1.375	07-15-30	14,000	14,454
JBT Marel Corp. (D)	0.375	09-15-30	25,000	24,689
Lantheus Holdings, Inc.	2.625	12-15-27	14,000	15,421
Live Nation Entertainment, Inc. (D)	2.875	01-15-30	40,000	40,400
Lumentum Holdings, Inc.	1.500	12-15-29	19,000	89,006
MARA Holdings, Inc. (C)(D)	3.225	08-01-32	10,000	8,067
Merit Medical Systems, Inc. (D)	3.000	02-01-29	20,000	23,891
Meritage Homes Corp.	1.750	05-15-28	41,000	41,055
Microchip Technology, Inc.	0.750	06-01-30	23,000	22,138
MKS, Inc.	1.250	06-01-30	15,000	18,880
NCL Corp., Ltd. (D)	0.750	09-15-30	80,000	71,550
NCL Corp., Ltd. (D)	0.875	04-15-30	17,000	17,085
NextEra Energy Capital Holdings, Inc.	3.000	03-01-27	20,000	26,212
Northern Oil & Gas, Inc.	3.625	04-15-29	20,000	19,343
Nutanix, Inc. (D)	0.500	12-15-29	60,000	56,094
Okta, Inc.	0.375	06-15-26	60,000	58,440
ON Semiconductor Corp.	0.500	03-01-29	105,000	97,469
14	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
OSI Systems, Inc. (D)	0.500	02-01-31	15,000	$15,088
Parsons Corp.	2.625	03-01-29	35,000	39,850
PG&E Corp.	4.250	12-01-27	490,000	502,495
Redfin Corp.	0.500	04-01-27	13,000	12,129
Repay Holdings Corp. (D)	2.875	07-15-29	60,000	49,386
Repligen Corp.	1.000	12-15-28	8,000	8,895
Rexford Industrial Realty LP (D)	4.125	03-15-29	275,000	277,475
RingCentral, Inc. (C)	7.172	03-15-26	60,000	58,800
Rivian Automotive, Inc.	3.625	10-15-30	36,000	35,668
Semtech Corp.	1.625	11-01-27	17,000	34,735
Semtech Corp., Zero Coupon (D)	0.000	10-15-30	20,000	21,029
Shake Shack, Inc. (C)	3.264	03-01-28	80,000	74,342
Shift4 Payments, Inc.	0.500	08-01-27	12,000	11,804
Snap, Inc.	0.125	03-01-28	340,000	307,283
Snowflake, Inc., Zero Coupon	0.000	10-01-29	4,000	6,875
Solaris Energy Infrastructure, Inc.	0.250	10-01-31	17,000	18,648
Spotify USA, Inc., Zero Coupon	0.000	03-15-26	22,000	25,943
Stem, Inc. (D)	0.500	12-01-28	20,000	7,700
Strategy, Inc. (C)(D)	2.620	03-01-30	24,000	21,468
Super Micro Computer, Inc. (C)(D)	1.475	06-15-30	13,000	12,152
Teladoc Health, Inc.	1.250	06-01-27	210,000	197,715
Terawulf, Inc. (D)	2.750	02-01-30	4,000	8,181
Terawulf, Inc., Zero Coupon (D)	0.000	05-01-32	19,000	19,301
Tetra Tech, Inc.	2.250	08-15-28	50,000	54,870
The Southern Company (D)	3.250	06-15-28	940,000	948,943
The Southern Company	4.500	06-15-27	30,000	32,736
Tyler Technologies, Inc.	0.250	03-15-26	10,000	10,236
Uber Technologies, Inc.	0.875	12-01-28	18,000	24,406
Unity Software, Inc., Zero Coupon (D)	0.000	03-15-30	29,000	40,618
Ventas Realty LP	3.750	06-01-26	10,000	14,669
Vishay Intertechnology, Inc.	2.250	09-15-30	60,000	52,970
Wayfair, Inc.	3.250	09-15-27	3,000	5,456
WEC Energy Group, Inc. (D)	3.375	06-01-28	110,000	113,333
WEC Energy Group, Inc.	4.375	06-01-29	51,000	62,002
Welltower OP LLC (D)	2.750	05-15-28	16,000	35,090
Western Digital Corp.	3.000	11-15-28	15,000	65,193

WisdomTree, Inc. (D)	4.625	08-15-30	190,000	189,931
Term loans (I) 2.9%				$4,330,081
(Cost $4,323,042)
United States 2.9%				4,330,081
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.250%)	6.166	12-21-28	57,750	57,825
Aretec Group, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 3.000%)	7.416	08-09-30	98,013	98,249
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month CME Term SOFR + 5.250%)	9.280	01-31-28	130,000	124,232
Asurion LLC, 2025 Term Loan B13 (1 month CME Term SOFR + 4.250%)	8.166	09-19-30	71,906	70,503
AthenaHealth Group, Inc., 2022 Term Loan B (1 month CME Term SOFR + 2.750%)	6.666	02-15-29	40,935	40,850
Berlin Packaging LLC, 2025 Term Loan B7 (1 and 3 month CME Term SOFR + 3.250%)	7.236	06-07-31	145,155	145,268
Blackfin Pipeline LLC, Term Loan B (1 month CME Term SOFR + 3.000%)	6.902	09-29-32	100,000	100,042
Caesars Entertainment, Inc., Term Loan B (1 month CME Term SOFR + 2.250%)	6.166	02-06-30	85,575	84,648
Chobani LLC, 2025 Term Loan B (J)	TBD	10-28-32	200,000	201,126
Cinemark USA, Inc., 2025 Term Loan B (1 and 3 month CME Term SOFR + 2.250%)	6.191	05-24-30	121,903	121,959
Clarios Global LP, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.666	01-28-32	100,000	100,281
Corpay Technologies Operating Company LLC, 2025 Term Loan B (3 month CME Term SOFR + 1.750%)	5.651	11-05-32	125,000	124,798
CRC Insurance Group LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.750%)	6.752	05-06-31	45,968	45,956
Crocs, Inc., 2024 Term Loan (3 month CME Term SOFR + 2.250%)	6.252	02-19-29	50,000	50,250
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	15

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Dawn Bidco LLC, 2025 Term Loan (J)	TBD	10-07-32	150,000	$149,540
Flynn Restaurant Group LP, 2025 Incremental Term Loan (1 month CME Term SOFR + 3.750%)	7.666	01-28-32	99,500	99,687
Great Outdoors Group LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.250%)	7.166	01-23-32	99,250	99,449
Hanesbrands, Inc., 2025 Term Loan B (1 month CME Term SOFR + 2.750%)	6.666	03-07-32	45,422	45,498
Hightower Holding LLC, 2025 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%)	6.651	02-03-32	144,783	144,602
HUB International, Ltd., 2025 Term Loan B (3 month CME Term SOFR + 2.250%)	6.120	06-20-30	120,586	121,000
IRB Holding Corp., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	12-15-27	117,704	117,695
Lsf12 Crown US Commercial Bidco LLC, 2025 Term Loan B (1 month CME Term SOFR + 3.500%)	7.484	12-02-31	97,403	97,403
McAfee Corp., 2024 1st Lien Term Loan B (J)	TBD	03-01-29	100,000	92,161
Medline Borrower LP, 2025 Term Loan B (1 month CME Term SOFR + 2.000%)	5.916	10-23-28	97,555	97,680
OMNIA Partners LLC, 2024 Term Loan B (3 month CME Term SOFR + 2.500%)	6.359	07-25-30	100,000	100,359
Owens-Illinois Group, Inc., 2025 Term Loan B (3 month CME Term SOFR + 3.000%)	6.838	09-30-32	200,000	200,334
Peer USA LLC, 2025 Term Loan B (J)	TBD	09-29-32	225,000	225,234
Quikrete Holdings, Inc., 2025 Term Loan B1 (1 month CME Term SOFR + 2.250%)	6.166	04-14-31	192,568	192,813
QXO Building Products, Inc., 2025 Term Loan B (J)	TBD	04-30-32	200,000	200,472
Sedgwick Claims Management Services, Inc., 2023 Term Loan B (1 month CME Term SOFR + 2.500%)	6.416	07-31-31	124,145	124,338
Sunrise Financing Partnership, Term Loan AAA1 (3 month CME Term SOFR + 2.500%)	6.426	02-15-32	140,000	140,099
SupplyOne, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.500%)	7.416	04-21-31	140,000	139,903
TKO Worldwide Holdings LLC, 2025 Term Loan (3 month CME Term SOFR + 2.000%)	5.868	11-21-31	99,251	99,553
TransDigm, Inc., 2023 Term Loan J (3 month CME Term SOFR + 2.500%)	6.502	02-28-31	163,944	164,175
Varsity Brands, Inc., 2025 1st Lien Term Loan (3 month CME Term SOFR + 3.000%)	7.026	08-26-31	100,000	100,250
Versant Media Group, Inc., Term Loan B (J)	TBD	10-23-30	100,000	99,167

Windsor Holdings III LLC, 2025 USD Term Loan B (1 month CME Term SOFR + 2.750%)	6.666	08-01-30	112,716	112,682
Collateralized mortgage obligations 5.1%				$7,581,039
(Cost $7,493,980)
Commercial and residential 2.6%				3,827,673
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (D)(K)	3.809	04-25-65	50,000	47,810
BAHA Trust
Series 2024-MAR, Class B (D)(K)	7.069	12-10-41	100,000	104,575
BANK
Series 2021-BN31, Class C (K)	2.545	02-15-54	30,000	24,697
Series 2022-BNK42, Class AS (K)	4.880	06-15-55	40,000	39,303
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class D (D)	3.000	07-15-49	100,000	86,566
BANK5
Series 2023-5YR4, Class C (K)	7.858	12-15-56	50,000	53,023
BBCMS Mortgage Trust
Series 2024-5C25, Class C (K)	6.643	03-15-57	15,000	15,457
Series 2024-5C27, Class C (K)	6.700	07-15-57	15,000	15,512
Series 2024-C26, Class C (K)	6.000	05-15-57	70,000	70,861
Series 2025-C32, Class C	6.125	02-15-62	50,000	50,746
Benchmark Mortgage Trust
Series 2020-B16, Class AM (K)	2.944	02-15-53	40,000	36,631
Series 2024-V6, Class C	6.669	03-15-57	15,000	15,446
BFLD Commercial Mortgage Trust
Series 2024-UNIV, Class B (1 month CME Term SOFR + 1.842%) (D)(H)	5.801	11-15-41	40,000	40,025
BPR Trust
Series 2024-PMDW, Class C (D)(K)	5.850	11-05-41	10,000	10,212
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (D)(K)	3.181	05-25-60	129,000	125,126
Series 2021-NQM1, Class M1 (D)(K)	2.316	02-25-49	100,000	87,212
BX Commercial Mortgage Trust
Series 2021-VOLT, Class E (1 month CME Term SOFR + 2.114%) (D)(H)	6.073	09-15-36	96,883	96,823
BX Trust
Series 2021-ARIA, Class D (1 month CME Term SOFR + 2.010%) (D)(H)	5.969	10-15-36	25,000	24,985
Series 2021-MFM1, Class D (1 month CME Term SOFR + 1.614%) (D)(H)	5.573	01-15-34	7,000	6,996
Series 2024-BRVE, Class B (1 month CME Term SOFR + 2.540%) (D)(H)	6.499	04-15-41	95,640	95,640
16	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2024-FNX, Class B (1 month CME Term SOFR + 1.742%) (D)(H)	5.701	11-15-41	27,608	$27,608
Series 2025-DELC, Class C (1 month CME Term SOFR + 2.200%) (D)(H)	6.157	12-15-30	100,000	100,250
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B	3.804	11-10-49	55,000	51,935
CIM Trust
Series 2021-R4, Class A1 (D)(K)	2.000	05-01-61	44,535	40,555
COLT Mortgage Loan Trust
Series 2024-7, Class A3 (5.994% to 11-1-28, then 6.994% thereafter) (D)	5.994	12-26-69	84,665	85,213
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2014-CR15, Class B (K)	4.016	02-10-47	17,437	17,177
Series 2014-CR15, Class C (K)	4.066	02-10-47	25,000	24,158
Series 2014-LC15, Class D (D)(K)	4.920	04-10-47	66,003	64,751
CRB Commercial Mortgage Trust
Series 2025-CRE1, Class A (D)(K)	3.855	09-15-58	80,000	79,600
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(K)	4.112	05-25-65	79,470	78,922
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (D)(K)	0.797	02-25-66	74,997	65,863
Series 2025-INV3, Class A1 (5.444% to 7-1-29, then 6.444% thereafter) (D)	5.444	07-25-70	97,621	97,946
GCAT Trust
Series 2022-NQM2, Class A1 (D)(K)	4.210	02-25-67	65,806	65,576
GS Mortgage Securities Trust
Series 2024-70P, Class A (D)(K)	5.487	03-10-41	100,000	101,158
GS Mortgage-Backed Securities Trust
Series 2024-HE2, Class A1 (30 day Average SOFR + 1.500%) (D)(H)	5.572	01-25-55	70,082	70,195
Homeward Opportunities Fund Trust
Series 2022-1, Class M1 (D)(K)	5.031	07-25-67	100,000	98,625
Imperial Fund Mortgage Trust
Series 2022-NQM5, Class A1 (5.390% to 7-1-26, then 6.390% thereafter) (D)	5.390	08-25-67	89,018	88,838
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP2, Class B	3.460	08-15-49	60,000	55,912
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class B (K)	4.660	09-15-47	40,000	38,899
NYC Commercial Mortgage Trust
Series 2025-28L, Class B (D)(K)	5.007	11-05-38	100,000	100,197
OBX Trust
Series 2022-NQM5, Class A1 (4.310% to 5-1-26, then 5.310% thereafter) (D)	4.310	05-25-62	68,202	68,212
Pretium Mortgage Credit Partners LLC
Series 2021-RN4, Class A1 (D)(K)	6.487	10-25-51	44,135	44,176
Series 2025-NPL12, Class A2 (6.900% to 10-25-29, then 10.900% thereafter) (D)	6.900	11-25-55	100,000	99,945
Series 2025-NPL5, Class A2 (8.715% to 5-25-29, then 12.715% thereafter) (D)	8.715	05-25-55	100,000	100,645
Progress Residential Trust
Series 2021-SFR9, Class F (D)	4.053	11-17-40	100,000	96,843
Series 2022-SFR4, Class C (D)	4.888	05-17-41	100,000	99,786
Series 2022-SFR5, Class D (D)	5.734	06-17-39	100,000	100,288
Series 2024-SFR3, Class E1 (D)	4.000	06-17-41	100,000	95,930
PRPM LLC
Series 2022-INV1, Class A1 (4.400% to 6-1-26, then 5.400% thereafter) (D)	4.400	04-25-67	71,061	70,808
Series 2025-2, Class A1 (6.469% to 5-1-28, then 9.469% to 5-1-29, then 10.469% thereafter) (D)	6.469	05-25-30	90,982	91,204
Series 2025-6, Class A1 (5.774% to 8-1-28, then 8.774% to 8-1-29, then 9.774% thereafter) (D)	5.774	08-25-28	92,992	93,147
ROCK Trust
Series 2024-CNTR, Class C (D)	6.471	11-13-41	100,000	104,189
TRTX Issuer, Ltd.
Series 2025-FL6, Class B (1 month CME Term SOFR + 2.046%) (D)(H)	6.009	09-18-42	100,000	99,990
Verus Securitization Trust
Series 2021-5, Class A1 (D)(K)	1.013	09-25-66	50,571	44,247
Series 2024-5, Class A1 (6.192% to 6-1-28, then 7.192% thereafter) (D)	6.192	06-25-69	69,470	70,248
Series 2025-1, Class A3 (5.976% to 1-1-29, then 6.976% thereafter) (D)	5.976	01-25-70	85,747	86,603
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	55,928
Wells Fargo Mortgage Backed Securities Trust
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-3, Class A1 (D)(K)	3.500	07-25-49	4,840	$4,460
U.S. Government Agency 2.5%				3,753,366
Federal Home Loan Mortgage Corp.
Series 2021-DNA6, Class M2 (30 day Average SOFR + 1.500%) (D)(H)	5.572	10-25-41	145,341	145,896
Series 2021-DNA7, Class B2 (30 day Average SOFR + 7.800%) (D)(H)	11.872	11-25-41	10,000	10,560
Series 2021-HQA3, Class M2 (30 day Average SOFR + 2.100%) (D)(H)	6.172	09-25-41	180,000	180,894
Series 2021-P011, Class X1 IO	1.751	09-25-45	88,139	9,516
Series 2022-DNA1, Class B1 (30 day Average SOFR + 3.400%) (D)(H)	7.472	01-25-42	150,000	153,345
Series 2022-DNA1, Class B2 (30 day Average SOFR + 7.100%) (D)(H)	11.172	01-25-42	15,000	15,842
Series 2022-HQA1, Class M2 (30 day Average SOFR + 5.250%) (D)(H)	9.322	03-25-42	460,000	483,192
Series 2023-DNA1, Class M2 (30 day Average SOFR + 5.500%) (D)(H)	9.542	03-25-43	25,000	27,119
Series 2023-DNA2, Class B1 (30 day Average SOFR + 7.600%) (D)(H)	11.642	04-25-43	15,000	16,914
Series 2024-DNA3, Class M2 (30 day Average SOFR + 1.450%) (D)(H)	5.522	10-25-44	60,000	60,059
Series 2024-MN9, Class M1 (30 day Average SOFR + 2.450%) (D)(H)	6.492	10-25-44	19,194	19,407
Series 2025-DNA1, Class M2 (30 day Average SOFR + 1.350%) (D)(H)	5.422	01-25-45	30,000	29,831
Series 2025-DNA3, Class M2 (30 day Average SOFR + 1.500%) (D)(H)	5.572	09-25-45	25,000	24,938
Series 2025-DNA4, Class M2 (30 day Average SOFR + 1.550%) (D)(H)	5.622	10-25-45	125,000	124,995
Series 2025-HQA1, Class M2 (30 day Average SOFR + 1.650%) (D)(H)	5.722	02-25-45	25,000	25,031
Series 2025-MN10, Class M1 (30 day Average SOFR + 2.050%) (D)(H)	6.252	02-25-45	86,184	85,499
Series 2025-MN11, Class M2 (30 day Average SOFR + 2.650%) (D)(H)	6.722	07-25-45	55,000	54,958
Series 400, Class C4 IO	3.000	12-25-52	101,071	18,147
Series 405, Class C17 IO	2.500	08-25-52	84,486	13,176
Series 4975, Class EI IO	4.500	05-25-50	85,775	15,637
Series 5158, Class GI IO	3.500	06-25-49	79,364	14,059
Series 5462, Class S IO	1.928	10-25-54	108,966	8,547
Series 5543, Class DZ	5.000	06-25-55	174,295	168,475
Series K103, Class X1 IO	0.751	11-25-29	218,436	4,781
Series K105, Class X1 IO	1.637	01-25-30	166,034	8,815
Series K737, Class X1 IO	0.721	10-25-26	97,579	376
Series K740, Class X1 IO	0.807	09-25-27	95,530	1,019
Series Q014, Class X IO	2.771	10-25-55	88,249	12,739
Federal National Mortgage Association
Series 2016-C02, Class 1B (30 day Average SOFR + 12.364%) (H)	16.436	09-25-28	103,700	107,105
Series 2016-C03, Class 1B (30 day Average SOFR + 11.864%) (H)	15.936	10-25-28	24,637	25,602
Series 2016-C04, Class 1B (30 day Average SOFR + 10.364%) (H)	14.436	01-25-29	24,494	25,787
Series 2016-C06, Class 1B (30 day Average SOFR + 9.364%) (H)	13.436	04-25-29	49,236	52,344
Series 2021-R03, Class 1B2 (30 day Average SOFR + 5.500%) (D)(H)	9.572	12-25-41	150,000	155,559
Series 2022-R02, Class 2B1 (30 day Average SOFR + 4.500%) (D)(H)	8.572	01-25-42	150,000	155,292
Series 2022-R02, Class 2M2 (30 day Average SOFR + 3.000%) (D)(H)	7.072	01-25-42	100,000	101,895
Series 2022-R03, Class 1B1 (30 day Average SOFR + 6.250%) (D)(H)	10.322	03-25-42	67,000	71,474
Series 2022-R05, Class 2B1 (30 day Average SOFR + 4.500%) (D)(H)	8.572	04-25-42	100,000	104,410
Series 2023-2, Class CI IO	2.000	10-25-50	82,557	10,087
Series 2023-R01, Class 1B1 (30 day Average SOFR + 5.100%) (D)(H)	9.172	12-25-42	15,000	16,063
Series 2023-R05, Class 1M2 (30 day Average SOFR + 3.100%) (D)(H)	7.172	06-25-43	100,000	103,907
Series 2023-R06, Class 1B1 (30 day Average SOFR + 3.900%) (D)(H)	7.972	07-25-43	85,000	89,603
Series 2023-R07, Class 2M2 (30 day Average SOFR + 3.250%) (D)(H)	7.322	09-25-43	75,000	77,689
Series 2023-R08, Class 1B1 (30 day Average SOFR + 3.550%) (D)(H)	7.622	10-25-43	25,000	26,125
Series 2023-R08, Class 1M2 (30 day Average SOFR + 2.500%) (D)(H)	6.572	10-25-43	125,000	127,839
Series 2024-86, Class SA IO	0.978	12-25-54	155,179	5,881
Series 2024-R02, Class 1B1 (30 day Average SOFR + 2.500%) (D)(H)	6.572	02-25-44	45,000	45,760
Series 2024-R04, Class 1M2 (30 day Average SOFR + 1.650%) (D)(H)	5.722	05-25-44	75,000	75,280
Series 2024-R05, Class 2B1 (30 day Average SOFR + 2.000%) (D)(H)	6.072	07-25-44	25,000	24,969
Series 2025-22, Class AZ	5.000	04-25-55	165,395	159,625
Series 2025-44, Class ZA	5.000	06-25-55	164,042	151,999
Series 2025-R01, Class 1B1 (30 day Average SOFR + 1.700%) (D)(H)	5.772	01-25-45	55,000	54,588
Series 2025-R03, Class 2M2 (30 day Average SOFR + 2.250%) (D)(H)	6.322	03-25-45	95,000	95,950
Series 2025-R04, Class 1M2 (30 day Average SOFR + 1.500%) (D)(H)	5.572	05-25-45	25,000	25,027
18	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2025-R05, Class 2M2 (30 day Average SOFR + 1.600%) (D)(H)	5.672	07-25-45	60,000	$60,132
Series 2025-R06, Class 1B1 (30 day Average SOFR + 1.850%) (D)(H)	5.922	09-25-45	43,000	42,989
Series 441, Class C5 IO	2.000	04-25-52	89,922	11,299
Government National Mortgage Association
Series 2021-142, Class BI IO	3.500	08-20-51	86,940	15,319

Asset-backed securities 3.9%				$5,850,341
(Cost $5,816,383)
Asset-backed securities 3.9%				5,850,341
AASET Trust
Series 2021-2A, Class A (D)	2.798	01-15-47	163,295	154,773
Apidos CLO XXXII
Series 2019-32A, Class ER (3 month CME Term SOFR + 5.500%) (D)(H)	9.384	01-20-33	250,000	251,209
Avis Budget Rental Car Funding AESOP LLC
Series 2025-3A, Class C (D)	4.950	02-20-30	100,000	100,457
Bain Capital Credit CLO, Ltd.
Series 2020-4A, Class DAR2 (3 month CME Term SOFR + 2.950%) (D)(H)	6.837	10-20-36	250,000	250,156
Series 2021-3A, Class CR (3 month CME Term SOFR + 1.900%) (D)(H)	5.765	07-24-34	100,000	100,023
Benefit Street Partners Clo XXII, Ltd.
Series 2020-22A, Class CRR (3 month CME Term SOFR + 1.750%) (D)(H)	5.634	04-20-35	250,000	250,208
Canyon CLO, Ltd.
Series 2023-2A, Class D (3 month CME Term SOFR + 3.600%) (D)(H)	7.505	05-15-37	250,000	251,513
DataBank Issuer
Series 2021-1A, Class B (D)	2.650	02-27-51	40,000	39,658
Series 2021-2A, Class A2 (D)	2.400	10-25-51	45,000	43,858
FIGRE Trust
Series 2025-HE1, Class A (D)(K)	5.829	01-25-55	123,558	125,571
First Investors Auto Owner Trust
Series 2021-2A, Class D (D)	1.660	12-15-27	190,000	187,912
FirstKey Homes Trust
Series 2022-SFR1, Class C (D)	4.642	05-19-39	100,000	99,640
Golub Capital Partners Static, Ltd.
Series 2024-1A, Class CR (3 month CME Term SOFR + 1.650%) (D)(H)	5.976	07-20-35	250,000	249,693
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month CME Term SOFR + 1.764%) (D)(H)	5.723	07-15-39	100,000	100,000
Hertz Vehicle Financing LLC
Series 2021-2A, Class C (D)	2.520	12-27-27	100,000	97,767
Series 2022-2A, Class C (D)	2.950	06-26-28	100,000	96,911
Series 2025-5A, Class C (D)	5.500	05-25-30	100,000	99,984
Hilton Grand Vacations Trust
Series 2024-3A, Class B (D)	5.270	08-27-40	63,589	64,457
Horizon Aircraft Finance I, Ltd.
Series 2018-1, Class A (D)	4.458	12-15-38	80,977	80,610
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A (D)	3.425	11-15-39	130,051	127,106
Jersey Mike’s Funding LLC
Series 2025-1A, Class A2 (D)	5.610	08-16-55	49,875	50,917
Kestrel Aircraft Funding, Ltd.
Series 2018-1A, Class A (D)	4.250	12-15-38	48,947	48,961
MF1 LLC
Series 2025-FL19, Class A (1 month CME Term SOFR + 1.488%) (D)(H)	5.451	05-18-42	100,000	100,248
OCP CLO, Ltd.
Series 2015-9A, Class D1R3 (3 month CME Term SOFR + 2.500%) (D)(H)	6.405	01-15-37	250,000	250,106
Series 2023-26A, Class D1R (3 month CME Term SOFR + 2.450%) (D)(H)	6.332	04-17-37	250,000	250,050
Palmer Square Loan Funding, Ltd.
Series 2025-1A, Class C (3 month CME Term SOFR + 2.250%) (D)(H)	6.102	02-15-33	250,000	249,405
Rockford Tower CLO, Ltd.
Series 2021-1A, Class B (3 month CME Term SOFR + 1.912%) (D)(H)	5.796	07-20-34	250,000	250,233
Santander Drive Auto Receivables Trust
Series 2025-4, Class D	4.950	01-15-32	70,000	70,272
Sonic Capital LLC
Series 2020-1A, Class A2I (D)	3.845	01-20-50	75,800	74,820
Series 2021-1A, Class A2II (D)	2.636	08-20-51	71,438	62,353
Southwick Park CLO LLC
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	19

	Rate (%)	Maturity date	Par value^	Value
Asset-backed securities (continued)
Series 2019-4A, Class CRR (3 month CME Term SOFR + 1.550%) (D)(H)	5.434	07-20-32	250,000	$249,823
Start II, Ltd.
Series 2019-1, Class A (D)	4.089	03-15-44	76,070	75,880
Subway Funding LLC
Series 2024-1A, Class A2I (D)	6.028	07-30-54	54,450	55,069
Series 2024-1A, Class A2II (D)	6.268	07-30-54	79,200	80,963
Switch ABS Issuer LLC
Series 2025-1A, Class A2 (D)	5.036	03-25-55	50,000	49,481
Symphony CLO XXII, Ltd.
Series 2020-22A, Class CR (3 month CME Term SOFR + 2.100%) (D)(H)	5.984	04-18-33	250,000	250,025
Taco Bell Funding LLC
Series 2025-1A, Class A2I (D)	4.821	08-25-55	75,000	75,121
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	94,811
Tricon Residential Trust
Series 2023-SFR2, Class D (D)	5.000	12-17-40	100,000	99,043
Verdelite Static CLO, Ltd.
Series 2024-1A, Class B (3 month CME Term SOFR + 1.650%) (D)(H)	5.534	07-20-32	390,000	390,730
Voya CLO, Ltd.
Series 2021-1A, Class CR (3 month CME Term SOFR + 1.700%) (D)(H)	5.605	07-15-34	250,000	250,524

	Shares	Value
Common stocks 0.0%		$43,505
(Cost $98,382)
United States 0.0%		43,505
Beyond Meat, Inc. (G)(L)	35,455	34,810
Paragon Offshore PLC, Litigation Trust A (L)(M)	2,695	270
Paragon Offshore PLC, Litigation Trust B (L)(M)	1,348	8,425

Southcross Holdings GP, Class A (L)(M)	246	0
Preferred securities 2.9%		$4,369,617
(Cost $4,180,956)
Bermuda 0.0%		66,358
Enstar Group, Ltd., 7.000% (7.000% to 9-1-28, then 3 month LIBOR + 4.015%)	2,794	66,358
United States 2.9%		4,303,259
AGNC Investment Corp., 7.750% (7.750% to 10-15-27, then 5 Year CMT + 4.390%)	10,000	247,200
AGNC Investment Corp., 8.751% (3 month CME Term SOFR + 4.959%) (H)	10,000	248,200
Ares Management Corp., 6.750%	7,275	361,204
Bank of America Corp., 7.250%	708	886,593
Brighthouse Financial, Inc., 5.375%	2,476	33,352
Citizens Financial Group, Inc., 6.500% (6.500% to 10-6-30, then 5 Year CMT + 2.629%)	23,450	596,568
Citizens Financial Group, Inc., 7.375%	97	2,567
Comerica, Inc., 6.875% (6.875% to 10-1-30, then 5 Year CMT + 3.125%)	10,000	258,000
Corebridge Financial, Inc., 6.375%	1,350	32,063
DTE Energy Company, 6.250%	4,225	105,710
Federal Home Loan Mortgage Corp., Series Z, 8.375% (L)	275	3,988
Federal National Mortgage Association, Series S, 8.250% (L)	275	4,122
KKR & Company, Inc., 6.250%	396	19,610
Morgan Stanley, 6.625%	2,400	63,096
PG&E Corp., 6.000%	426	17,321
Sempra, 5.750%	459	10,080
Stifel Financial Corp., 5.200%	11,230	240,659
Synchrony Financial, 8.250% (8.250% to 5-15-29, then 5 Year CMT + 4.044%)	3,268	85,327
The Boeing Company, 6.000%	1,079	68,214
The Southern Company, 6.500%	2,788	72,042
T-Mobile USA, Inc., 5.500%	1,807	41,995
20	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
T-Mobile USA, Inc., 5.500%	2,314	$53,338

T-Mobile USA, Inc., 6.250%	804	19,963

Wells Fargo & Company, 7.500%	682	832,047
Exchange-traded funds 0.5%		$713,231
(Cost $689,244)
iShares iBoxx $ High Yield Corporate Bond ETF (G)	715	57,908

iShares National Muni Bond ETF	6,100	655,323

	Par value^	Value
Escrow certificates 0.0%		$604
(Cost $734,084)
Alta Mesa Holdings LP (L)(M)	460,000	46
Sunnova Energy International, Inc. (L)(M)	40,000	24
Sunnova Energy International, Inc. (L)(M)	305,000	534
Texas Competitive Electric Holdings Company LLC (L)(M)	10,820,544	0

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 12.2%				$18,085,807
(Cost $18,085,791)
U.S. Government 0.1%				94,969
U.S. Treasury Bill	3.936	12-04-25	95,000	94,969

	Yield (%)	Shares	Value
Short-term funds 12.1%			17,990,838
John Hancock Collateral Trust (N)	3.9009(O)	96,888	969,180
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.9244(O)	17,021,658	17,021,658

Total investments (Cost $175,535,913) 118.2%	$175,722,683
Other assets and liabilities, net (18.2%)	(27,058,439)
Total net assets 100.0%	$148,664,244

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (10.8)%				$(16,072,202)
(Proceeds received $16,038,999)
U.S. Government Agency (10.8)%				(16,072,202)
Federal National Mortgage Association
15 Yr Pass Thru (B)	2.500	TBA	(650,000)	(614,047)
30 Yr Pass Thru (B)	2.000	TBA	(1,350,000)	(1,098,984)
30 Yr Pass Thru (B)	2.000	TBA	(655,000)	(533,109)
30 Yr Pass Thru (B)	2.500	TBA	(1,030,000)	(876,627)
30 Yr Pass Thru (B)	2.500	TBA	(295,000)	(251,142)
30 Yr Pass Thru (B)	2.500	TBA	(870,000)	(740,452)
30 Yr Pass Thru (B)	3.000	TBA	(1,098,000)	(975,247)
30 Yr Pass Thru (B)	3.000	TBA	(1,098,000)	(975,247)
30 Yr Pass Thru (B)	3.500	TBA	(150,000)	(138,938)
30 Yr Pass Thru (B)	3.500	TBA	(150,000)	(138,750)
30 Yr Pass Thru (B)	4.000	TBA	(865,000)	(824,048)
30 Yr Pass Thru (B)	4.000	TBA	(965,000)	(919,502)
30 Yr Pass Thru (B)	4.500	TBA	(445,000)	(435,648)
30 Yr Pass Thru (B)	4.500	TBA	(685,000)	(670,042)
30 Yr Pass Thru (B)	4.500	TBA	(785,000)	(768,963)
30 Yr Pass Thru (B)	5.000	TBA	(815,000)	(814,491)
30 Yr Pass Thru (B)	5.000	TBA	(1,700,000)	(1,696,813)
30 Yr Pass Thru (B)	6.000	TBA	(365,000)	(373,754)
30 Yr Pass Thru (B)	6.500	TBA	(716,000)	(741,675)
30 Yr Pass Thru (B)	6.500	TBA	(716,000)	(742,039)
30 Yr Pass Thru (B)	6.500	TBA	(946,000)	(979,553)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	21

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Government National Mortgage Association
30 Yr Pass Thru (B)	4.500	TBA	(330,000)	$(322,781)
30 Yr Pass Thru (B)	4.500	TBA	(450,000)	(440,350)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $34,285,952 or 23.1% of the fund’s net assets as of 11-30-25.
(E)	Non-income producing - Issuer is in default.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	All or a portion of this security is on loan as of 11-30-25. The value of securities on loan amounted to $930,906.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	Non-income producing security.
(M)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
22	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(O)	The rate shown is the annualized seven-day yield as of 11-30-25.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	23

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	52	Long	Dec 2025	$3,866,870	$3,807,390	$(59,480)
10-Year U.S. Treasury Note Futures	32	Long	Mar 2026	3,626,027	3,627,000	973
2-Year U.S. Treasury Note Futures	22	Long	Mar 2026	4,596,434	4,594,906	(1,528)
Euro SCHATZ Futures	2	Long	Dec 2025	248,648	248,257	(391)
Ultra 10-Year U.S. Treasury Note Futures	32	Long	Mar 2026	3,709,678	3,718,500	8,822
Ultra U.S. Treasury Bond Futures	18	Long	Mar 2026	2,179,712	2,176,875	(2,837)
5-Year U.S. Treasury Note Futures	27	Short	Mar 2026	(2,963,552)	(2,963,672)	(120)
Euro-BTP Italian Government Bond Futures	62	Short	Dec 2025	(8,729,783)	(8,731,563)	(1,780)
Euro-Buxl Futures	8	Short	Dec 2025	(1,071,761)	(1,056,383)	15,378
German Euro BOBL Futures	3	Short	Dec 2025	(412,269)	(410,590)	1,679
German Euro BUND Futures	17	Short	Dec 2025	(2,553,483)	(2,542,280)	11,203
U.K. Long Gilt Bond Futures	7	Short	Mar 2026	(842,870)	(848,571)	(5,701)
U.S. Treasury Long Bond Futures	9	Short	Mar 2026	(1,054,709)	(1,056,938)	(2,229)
						$(36,011)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	51,912,000	USD	35,191	CITI	2/18/2026	—	$(3,559)
ARS	13,868,000	USD	9,184	GSI	2/18/2026	—	(734)
ARS	3,775,000	USD	2,312	GSI	5/12/2026	—	(161)
AUD	45,000	USD	29,200	DB	12/17/2025	$286	—
AUD	1,150,000	USD	749,447	DB	12/31/2025	4,167	—
AUD	2,420,000	USD	1,561,187	SCB	12/31/2025	24,678	—
AUD	15,000	USD	9,673	BOA	1/7/2026	157	—
BRL	1,770,000	USD	331,846	BARC	12/2/2025	—	(252)
BRL	32,895,000	USD	6,147,859	BOA	12/2/2025	14,735	—
BRL	540,000	USD	98,266	DB	12/2/2025	2,899	—
BRL	37,731,000	USD	6,999,456	GSI	12/2/2025	69,120	—
BRL	436,000	USD	78,849	MSI	12/2/2025	2,831	—
BRL	7,608,000	USD	1,397,014	GSI	1/5/2026	17,683	—
BRL	485,000	USD	88,323	GSI	3/3/2026	692	—
BRL	100,000	USD	18,324	HSBC	3/3/2026	30	—
CAD	30,000	USD	21,357	JPM	12/17/2025	129	—
CAD	2,345,000	USD	1,667,887	JPM	12/31/2025	12,815	—
CHF	6,000	USD	7,473	JPM	1/7/2026	31	—
CLP	10,100,000	USD	10,635	BOA	12/17/2025	250	—
CLP	20,000,000	USD	20,969	CITI	12/17/2025	586	—
CLP	66,508,000	USD	70,063	HSBC	12/17/2025	1,616	—
CLP	14,400,000	USD	15,007	SSB	12/17/2025	512	—
CLP	318,600,000	USD	340,039	HSBC	12/31/2025	3,406	—
CNY	214,000	USD	30,147	BARC	12/17/2025	158	—
CNY	956,000	USD	134,937	HSBC	12/17/2025	441	—
CNY	1,959,000	USD	276,998	MSI	12/17/2025	412	—
COP	281,800,000	USD	75,646	BARC	12/17/2025	—	(744)
COP	228,100,000	USD	58,228	CITI	12/17/2025	2,401	—
COP	304,100,000	USD	77,242	GSI	12/17/2025	3,587	—
COP	1,124,038,000	USD	292,041	CITI	1/7/2026	5,981	—
CZK	1,050,000	USD	50,204	BARC	12/17/2025	201	—
CZK	2,440,000	USD	116,681	DB	12/17/2025	450	—
CZK	8,883,000	USD	426,697	GSI	12/17/2025	—	(272)
CZK	29,572,000	USD	1,407,514	CITI	1/7/2026	12,925	—
24	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
DOP	1,090,000	USD	16,899	CITI	5/29/2026	——	——
EGP	640,000	USD	12,806	CITI	12/17/2025	$539	—
EGP	1,930,000	USD	32,734	CITI	1/8/2026	7,148	—
EGP	2,000,000	USD	33,887	HSBC	1/8/2026	7,442	—
EGP	1,026,000	USD	17,705	CITI	1/26/2026	3,363	—
EGP	1,803,000	USD	31,135	CITI	1/27/2026	5,875	—
EGP	1,310,000	USD	26,707	BOA	2/12/2026	18	—
EGP	3,750,000	USD	67,921	CITI	10/5/2026	2,235	—
EUR	43,000	USD	49,894	BARC	12/17/2025	42	—
EUR	36,000	USD	41,504	BOA	12/17/2025	303	—
EUR	45,000	USD	52,853	CITI	12/17/2025	—	$(594)
EUR	243,000	USD	284,387	DB	12/17/2025	—	(2,188)
EUR	20,000	USD	23,279	HSBC	12/17/2025	—	(52)
EUR	18,000	USD	21,098	JPM	12/17/2025	—	(195)
EUR	88,000	USD	102,360	MSI	12/17/2025	—	(164)
EUR	50,000	USD	58,136	SCB	12/17/2025	—	(71)
EUR	103,000	USD	119,591	BARC	12/31/2025	117	—
EUR	228,000	USD	264,257	SSB	12/31/2025	728	—
EUR	204,000	USD	235,579	GSI	1/7/2026	1,599	—
GBP	27,000	USD	36,588	DB	12/17/2025	—	(848)
GBP	12,000	USD	16,230	GSI	12/17/2025	—	(345)
GBP	20,000	USD	26,962	JPM	12/17/2025	—	(488)
GBP	101,000	USD	133,479	BARC	12/31/2025	216	—
GBP	4,000	USD	5,220	DB	12/31/2025	75	—
GBP	301,000	USD	398,371	JPM	12/31/2025	66	—
GBP	1,062,900	USD	1,386,553	JPM	1/7/2026	20,417	—
HKD	385,000	USD	49,523	GSI	1/7/2026	—	(20)
HUF	111,980,000	USD	330,186	BARC	12/17/2025	10,218	—
HUF	12,700,000	USD	38,054	BOA	12/17/2025	552	—
HUF	7,500,000	USD	22,424	DB	12/17/2025	375	—
HUF	16,100,000	USD	48,124	MSI	12/17/2025	818	—
HUF	475,632,000	USD	1,423,771	GSI	1/7/2026	20,265	—
IDR	834,000,000	USD	50,037	BARC	12/17/2025	80	—
IDR	2,361,000,000	USD	141,891	BOA	12/17/2025	—	(14)
IDR	395,207,000	USD	23,896	CITI	12/17/2025	—	(147)
IDR	4,054,000,000	USD	242,975	DB	12/17/2025	637	—
IDR	62,000,000	USD	3,724	GSI	12/17/2025	2	—
IDR	3,101,000,000	USD	186,434	MSI	12/17/2025	—	(89)
IDR	23,291,309,000	USD	1,389,904	GSI	1/7/2026	8,967	—
INR	8,820,000	USD	99,509	DB	12/17/2025	—	(879)
INR	4,909,000	USD	55,261	GSI	12/17/2025	—	(366)
INR	6,884,000	USD	77,644	MSI	12/17/2025	—	(664)
INR	4,010,000	USD	44,915	SCB	12/17/2025	—	(73)
INR	8,890,000	USD	99,807	SSB	12/17/2025	—	(394)
INR	23,420,000	USD	260,642	BOA	12/31/2025	995	—
JPY	261,800,000	USD	1,675,130	SCB	12/30/2025	5,735	—
JPY	207,993,000	USD	1,332,908	GSI	1/7/2026	3,574	—
KRW	34,370,000	USD	23,469	CITI	12/17/2025	—	(31)
KRW	82,010,000	USD	56,902	DB	12/17/2025	—	(977)
KRW	33,280,000	USD	22,807	GSI	12/17/2025	—	(112)
KRW	51,520,000	USD	37,494	JPM	12/17/2025	—	(2,360)
KRW	14,520,000	USD	10,505	MSI	12/17/2025	—	(603)
KRW	1,932,605,000	USD	1,313,679	DB	1/7/2026	5,668	—
KZT	31,400,000	USD	56,855	BOA	12/17/2025	3,996	—
KZT	3,100,000	USD	5,616	CITI	12/17/2025	392	—
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	25

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
KZT	27,200,000	USD	48,965	DB	12/17/2025	$3,746	—
KZT	13,600,000	USD	25,225	CITI	3/18/2026	275	—
KZT	14,700,000	USD	26,638	DB	5/26/2026	283	—
MXN	2,445,000	USD	131,834	CITI	12/17/2025	1,561	—
MXN	290,000	USD	15,552	DB	12/17/2025	270	—
MXN	1,960,000	USD	106,686	GSI	12/17/2025	248	—
MXN	2,456,000	USD	132,123	MSI	12/17/2025	1,871	—
MXN	1,006,000	USD	54,369	SCB	12/17/2025	517	—
MXN	980,000	USD	52,803	HSBC	12/31/2025	587	—
MYR	1,173,000	USD	279,967	HSBC	12/17/2025	4,098	—
NGN	78,314,000	USD	50,754	BOA	12/17/2025	2,907	—
NGN	38,111,000	USD	25,838	CITI	12/17/2025	276	—
NGN	31,655,000	USD	19,001	CITI	2/9/2026	2,145	—
NOK	14,338,000	USD	1,396,555	JPM	1/7/2026	20,363	—
NZD	3,339,000	USD	1,874,328	DB	12/31/2025	44,461	—
PEN	435,000	USD	125,346	BOA	12/17/2025	3,968	—
PEN	551,000	USD	158,723	CITI	12/17/2025	5,075	—
PEN	90,000	USD	26,295	GSI	12/17/2025	460	—
PEN	84,000	USD	24,134	JPM	12/17/2025	837	—
PEN	155,000	USD	46,013	MSI	12/17/2025	65	—
PHP	4,010,000	USD	68,099	CITI	12/17/2025	278	—
PHP	2,970,000	USD	52,087	DB	12/17/2025	—	$(1,443)
PHP	61,360,000	USD	1,041,182	GSI	1/7/2026	4,650	—
PLN	275,000	USD	74,845	BARC	12/17/2025	499	—
PLN	210,000	USD	57,206	BOA	12/17/2025	329	—
PLN	155,000	USD	42,597	DB	12/17/2025	—	(130)
PLN	177,000	USD	48,033	GSI	12/17/2025	461	—
PLN	1,584,000	USD	433,840	MSI	12/17/2025	142	—
RON	115,000	USD	26,429	CITI	12/17/2025	—	(235)
RON	175,000	USD	39,786	GSI	12/17/2025	74	—
RON	35,000	USD	7,904	MSI	12/17/2025	68	—
RSD	3,963,000	USD	39,519	CITI	12/17/2025	—	(353)
SGD	30,000	USD	23,178	CITI	12/17/2025	—	(1)
SGD	30,000	USD	23,050	GSI	12/17/2025	128	—
SGD	35,000	USD	26,988	HSBC	12/17/2025	52	—
THB	9,962,000	USD	312,931	BARC	12/17/2025	—	(3,161)
THB	5,185,000	USD	161,920	CITI	12/17/2025	—	(691)
THB	1,690,000	USD	51,983	HSBC	12/17/2025	567	—
TRY	5,280,000	USD	119,728	DB	12/17/2025	3,020	—
TRY	1,575,000	USD	35,712	HSBC	12/17/2025	903	—
TRY	1,630,000	USD	36,738	MSI	12/17/2025	1,156	—
TRY	9,568,000	USD	217,667	JPM	1/7/2026	1,046	—
TRY	2,184,000	USD	39,437	MSI	4/27/2026	6,393	—
TRY	20,890,000	USD	374,268	CITI	4/28/2026	63,762	—
TRY	10,445,000	USD	192,200	DB	7/17/2026	13,728	—
TRY	13,630,000	USD	244,353	BARC	9/16/2026	12,164	—
TRY	1,215,000	USD	22,287	BOA	9/16/2026	579	—
TRY	7,850,000	USD	139,954	BARC	11/4/2026	2,374	—
USD	46,154	AUD	70,000	DB	12/17/2025	287	—
USD	13,022	AUD	20,000	MSI	12/17/2025	—	(82)
USD	3,085,902	AUD	4,735,000	JPM	12/31/2025	—	(17,020)
USD	2,843,038	AUD	4,407,000	SCB	12/31/2025	—	(44,940)
USD	1,132,430	AUD	1,756,000	BOA	1/7/2026	—	(18,346)
USD	325,826	BRL	1,770,000	BARC	12/2/2025	—	(5,768)
USD	6,102,745	BRL	32,895,000	BOA	12/2/2025	—	(59,849)
26	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	100,551	BRL	540,000	DB	12/2/2025	—	$(614)
USD	7,040,482	BRL	37,731,000	GSI	12/2/2025	—	(28,095)
USD	81,764	BRL	436,000	MSI	12/2/2025	$83	—
USD	4,968,325	BRL	27,057,000	GSI	1/5/2026	—	(62,886)
USD	442,447	BRL	2,442,000	GSI	3/3/2026	—	(5,749)
USD	14,433	CAD	20,000	CITI	12/17/2025	109	—
USD	21,762	CAD	30,000	HSBC	12/17/2025	277	—
USD	14,302	CAD	20,000	JPM	12/17/2025	—	(22)
USD	51,210	CAD	72,000	JPM	12/31/2025	—	(393)
USD	1,401,022	CAD	1,969,000	JPM	1/7/2026	—	(10,664)
USD	1,421,075	CHF	1,141,000	JPM	1/7/2026	—	(5,847)
USD	26,398	CLP	25,400,000	BOA	12/17/2025	—	(977)
USD	27,257	CLP	25,890,000	DB	12/17/2025	—	(646)
USD	11,063	CLP	10,613,000	GSI	12/17/2025	—	(375)
USD	37,347	CLP	35,300,000	MSI	12/17/2025	—	(697)
USD	747,607	CLP	695,200,000	CITI	12/31/2025	—	(1,806)
USD	44,613	CLP	41,800,000	HSBC	12/31/2025	—	(447)
USD	1,429,013	CLP	1,340,043,000	HSBC	1/7/2026	—	(15,592)
USD	113,532	CNY	806,000	DB	12/17/2025	—	(605)
USD	28,370	CNY	200,000	GSI	12/17/2025	48	—
USD	28,269	CNY	200,000	HSBC	12/17/2025	—	(53)
USD	133,232	CNY	947,000	JPM	12/17/2025	—	(871)
USD	50,153	CNY	356,000	MSI	12/17/2025	—	(259)
USD	589,026	CNY	4,181,000	SCB	12/31/2025	—	(3,570)
USD	39,628	COP	155,500,000	BOA	12/17/2025	—	(1,703)
USD	115,869	COP	453,128,000	CITI	12/17/2025	—	(4,571)
USD	38,334	COP	145,200,000	GSI	12/17/2025	—	(260)
USD	41,827	COP	163,000,000	HSBC	12/17/2025	—	(1,498)
USD	33,240	COP	128,600,000	MSI	12/17/2025	—	(941)
USD	1,149,980	COP	4,406,434,000	CITI	12/30/2025	—	(19,506)
USD	177,767	CZK	3,690,000	DB	12/17/2025	630	—
USD	27,645	CZK	580,000	GSI	12/17/2025	—	(197)
USD	62,316	CZK	1,295,000	HSBC	12/17/2025	149	—
USD	66,053	CZK	1,382,000	MSI	12/17/2025	—	(289)
USD	37,959	CZK	783,000	SSB	12/17/2025	371	—
USD	5,283,200	CZK	111,123,000	DB	12/31/2025	—	(53,668)
USD	12,960	EGP	640,000	CITI	12/17/2025	—	(384)
USD	68,926	EGP	3,410,000	CITI	1/8/2026	—	(1,540)
USD	4,891	EGP	270,000	MSI	1/8/2026	—	(688)
USD	146,012	EUR	126,000	CITI	12/17/2025	—	(313)
USD	97,227	EUR	83,000	DB	12/17/2025	839	—
USD	36,134	EUR	31,000	JPM	12/17/2025	133	—
USD	234,379	EUR	201,000	MSI	12/17/2025	956	—
USD	131,746	EUR	112,000	SCB	12/17/2025	1,679	—
USD	13,890,079	EUR	12,030,000	BARC	12/31/2025	—	(91,396)
USD	234,098	EUR	202,000	SSB	12/31/2025	—	(669)
USD	1,401,925	EUR	1,214,000	GSI	1/7/2026	—	(9,518)
USD	3,023	EUR	2,600	SSB	1/7/2026	——	——
USD	79,447	GBP	59,000	JPM	12/17/2025	1,349	—
USD	4,008,763	GBP	3,072,000	DB	12/31/2025	—	(57,682)
USD	151,949	GBP	115,000	SSB	12/31/2025	—	(278)
USD	137,451	HUF	45,900,000	DB	12/17/2025	—	(2,079)
USD	178,302	HUF	59,583,000	MSI	12/17/2025	—	(2,823)
USD	1,222,188	HUF	408,300,000	HSBC	12/30/2025	—	(18,038)
USD	125,566	IDR	2,097,000,000	DB	12/17/2025	—	(447)
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	27

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	32,243	IDR	537,000,000	GSI	12/17/2025	—	$(27)
USD	20,054	IDR	331,000,000	HSBC	12/17/2025	$163	—
USD	86,348	IDR	1,439,000,000	JPM	12/17/2025	—	(124)
USD	28,330	IDR	473,000,000	MSI	12/17/2025	—	(93)
USD	176,220	IDR	2,953,000,000	DB	12/30/2025	—	(1,177)
USD	663,540	ILS	2,185,000	HSBC	12/31/2025	—	(7,594)
USD	104,134	INR	9,216,000	BARC	12/17/2025	1,076	—
USD	80,962	INR	7,220,000	DB	12/17/2025	225	—
USD	25,455	INR	2,249,000	GSI	12/17/2025	305	—
USD	22,641	INR	2,010,000	SCB	12/17/2025	164	—
USD	4,118,224	INR	370,043,000	BOA	12/31/2025	—	(15,715)
USD	332,655	INR	29,905,000	GSI	1/7/2026	—	(1,296)
USD	2,038,226	JPY	318,547,000	SCB	12/30/2025	—	(6,978)
USD	23,071	KRW	33,770,000	CITI	12/17/2025	42	—
USD	47,388	KRW	66,040,000	DB	12/17/2025	2,353	—
USD	15,819	KRW	22,130,000	MSI	12/17/2025	727	—
USD	1,742,252	KRW	2,557,069,000	BOA	12/30/2025	—	(2,726)
USD	33,487	MXN	620,000	BARC	12/17/2025	—	(339)
USD	20,010	MXN	370,000	BOA	12/17/2025	—	(177)
USD	66,586	MXN	1,234,000	CITI	12/17/2025	—	(738)
USD	77,306	MXN	1,448,000	DB	12/17/2025	—	(1,694)
USD	11,300	MXN	210,000	HSBC	12/17/2025	—	(158)
USD	37,136	MXN	692,000	JPM	12/17/2025	—	(618)
USD	200,712	MXN	3,741,000	MSI	12/17/2025	—	(3,390)
USD	96,925	MXN	1,813,000	SSB	12/17/2025	—	(1,989)
USD	588,914	MXN	10,930,000	HSBC	12/31/2025	—	(6,544)
USD	515,371	MXN	9,574,000	MSI	1/7/2026	—	(5,831)
USD	68,861	MYR	290,000	HSBC	12/17/2025	—	(1,368)
USD	1,053,089	MYR	4,360,000	HSBC	12/31/2025	—	(3,294)
USD	28,765	NGN	42,256,000	BOA	12/17/2025	—	(189)
USD	20,137	NGN	30,729,000	MSI	12/17/2025	—	(919)
USD	22,442	NGN	33,237,000	SCB	12/17/2025	—	(332)
USD	8,562,182	NOK	87,811,000	GSI	12/30/2025	—	(115,826)
USD	20,911	NZD	35,000	CITI	12/17/2025	810	—
USD	14,104	NZD	25,000	DB	12/17/2025	—	(254)
USD	25,888	NZD	45,000	SCB	12/17/2025	44	—
USD	1,391,663	NZD	2,479,000	SCB	1/7/2026	—	(33,335)
USD	83,710	PEN	292,000	BOA	12/17/2025	—	(3,095)
USD	119,555	PEN	405,000	CITI	12/17/2025	—	(841)
USD	33,675	PEN	115,000	DB	12/17/2025	—	(511)
USD	13,710	PEN	47,000	HSBC	12/17/2025	—	(262)
USD	25,490	PEN	89,000	MSI	12/17/2025	—	(967)
USD	769,910	PEN	2,615,000	CITI	12/31/2025	—	(7,232)
USD	15,767	PHP	920,000	CITI	12/17/2025	79	—
USD	104,712	PHP	6,060,000	DB	12/17/2025	1,379	—
USD	33,297	PLN	122,000	GSI	12/17/2025	—	(128)
USD	17,735	PLN	65,000	HSBC	12/17/2025	—	(73)
USD	5,503	PLN	20,000	MSI	12/17/2025	24	—
USD	159,274	PLN	585,000	HSBC	12/30/2025	—	(978)
USD	1,395,328	PLN	5,150,000	BARC	1/7/2026	—	(15,330)
USD	53,100	RON	231,000	BOA	12/17/2025	484	—
USD	180,622	RON	789,000	GSI	12/17/2025	909	—
USD	86,129	RON	380,000	JPM	12/31/2025	—	(360)
USD	6,365	RSD	649,000	CITI	12/31/2025	—	(49)
USD	338,182	SEK	3,231,000	DB	1/7/2026	—	(4,802)
28	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	104,682	SGD	135,000	MSI	12/17/2025	$383	—
USD	61,947	SGD	80,000	SCB	12/17/2025	140	—
USD	53,857	SGD	70,000	SSB	12/17/2025	—	$(223)
USD	1,410,189	SGD	1,840,000	GSI	1/7/2026	—	(13,604)
USD	157,416	THB	5,060,000	CITI	12/17/2025	75	—
USD	47,418	THB	1,530,000	DB	12/17/2025	—	(158)
USD	37,484	THB	1,180,000	HSBC	12/17/2025	792	—
USD	22,209	THB	720,000	MSI	12/17/2025	—	(180)
USD	177,981	THB	5,780,000	CITI	12/30/2025	—	(1,932)
USD	301,615	TRY	13,630,000	BARC	12/17/2025	—	(15,250)
USD	14,703	TRY	647,000	GSI	12/17/2025	—	(339)
USD	10,977	TRY	485,000	MSI	12/17/2025	—	(299)
USD	38,774	TRY	1,695,000	HSBC	12/31/2025	—	(186)
USD	173,003	TRY	7,850,000	BARC	2/4/2026	—	(2,599)
USD	408,175	TRY	20,890,000	DB	4/28/2026	—	(29,855)
USD	200,807	TRY	10,445,000	DB	7/17/2026	—	(5,120)
USD	96,315	TRY	5,280,000	DB	9/16/2026	—	(3,054)
USD	21,842	UYU	875,000	CITI	12/17/2025	—	(335)
USD	4,010	UYU	160,000	DB	12/30/2025	—	(40)
USD	38,091	ZAR	673,000	BARC	12/17/2025	—	(1,196)
USD	47,822	ZAR	820,000	CITI	12/17/2025	—	(46)
USD	171,053	ZAR	2,957,000	GSI	12/17/2025	—	(1,564)
USD	230,927	ZAR	4,013,000	MSI	12/17/2025	—	(3,335)
USD	41,474	ZAR	720,000	SSB	12/17/2025	—	(556)
USD	548,702	ZAR	9,550,000	MSI	12/31/2025	—	(8,194)
VND	4,831,800,000	USD	182,415	CITI	1/30/2026	25	—
VND	4,831,800,000	USD	181,524	CITI	4/29/2026	—	(459)
ZAR	889,000	USD	51,312	CITI	12/17/2025	584	—
ZAR	760,000	USD	43,928	DB	12/17/2025	438	—
ZAR	327,000	USD	18,713	GSI	12/17/2025	376	—
ZAR	1,850,000	USD	107,050	MSI	12/17/2025	945	—
ZAR	1,310,000	USD	75,153	SSB	12/17/2025	1,319	—
ZAR	588,000	USD	33,784	MSI	12/31/2025	505	—
ZAR	24,271,000	USD	1,393,856	MSI	1/7/2026	20,731	—
						$544,029	$(913,948)
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	38,100,000	NOK	NOK NIBOR NIBR	Fixed 4.060%	Annual	Semi-Annual	Dec 2027	$1,431	$(2,497)	$(1,066)
Centrally cleared	250,000	USD	Fixed 3.704%	USD Compounded SOFR	Annual	Annual	May 2029	—	(2,933)	(2,933)
Centrally cleared	18,910,000	CNY	Fixed 2.010%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(43,749)	(43,749)
Centrally cleared	9,430,000	CNY	Fixed 1.753%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Sep 2029	—	(9,820)	(9,820)
Centrally cleared	18,580,000	CNY	Fixed 1.573%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Jun 2030	—	912	912
Centrally cleared	2,873,510,000	CLP	CLP CLICP Bloomberg	Fixed 4.768%	Semi-Annual	Semi-Annual	Dec 2030	—	8,207	8,207
Centrally cleared	29,070,000	NOK	NOK NIBOR NIBR	Fixed 3.909%	Annual	Semi-Annual	Dec 2030	—	(8,690)	(8,690)
Centrally cleared	21,485,000	CNY	Fixed 1.604%	CNY CNREPOFIX Reuters	Quarterly	Quarterly	Dec 2030	—	(1,750)	(1,750)
Centrally cleared	2,540,000	AUD	AUD BBR BBSW	Fixed 4.182%	Semi-Annual	Semi-Annual	Dec 2030	—	(6,583)	(6,583)
Centrally cleared	2,960,000	AUD	AUD BBR BBSW	Fixed 4.130%	Semi-Annual	Semi-Annual	Dec 2030	(2,665)	(9,506)	(12,171)
Centrally cleared	800,000	SGD	Fixed 2.414%	SGD Compounded SORA	Semi-Annual	Semi-Annual	Jun 2035	—	(23,378)	(23,378)
Centrally cleared	2,700,000	SGD	Fixed 1.940%	SGD Compounded SORA	Semi-Annual	Semi-Annual	Sep 2035	8,451	7,942	16,393
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	29

Interest rate swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	2,090,000	CHF	Fixed 0.740%	CHF SARON Compounded OIS	Annual	Annual	Dec 2035	—	$12,154	$12,154
Centrally cleared	17,890,000	ZAR	Fixed 7.619%	ZAR JIBAR SAFEX	Quarterly	Quarterly	Mar 2036	—	(1,956)	(1,956)
Centrally cleared	2,330,000	USD	USD Compounded SOFR	Fixed 3.970%	Annual	Annual	Dec 2055	$(2,797)	5,634	2,837
								$4,420	$(76,013)	$(71,593)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	260,000	USD	$260,000	1.000%	Quarterly	Dec 2030	$4,324	$81	$4,405
BARC	Federative Republic of Brazil	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	4,376	29	4,405
BARC	Petroleo Brasileiro SA	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	6,161	193	6,354
BARC	Petroleo Brasileiro SA	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	6,325	29	6,354
BARC	Republic of Colombia	805,000	USD	805,000	1.000%	Quarterly	Dec 2030	36,558	(1,571)	34,987
BARC	Republic of Colombia	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	11,610	(311)	11,299
BARC	Republic of Indonesia	1,775,000	USD	1,775,000	1.000%	Quarterly	Dec 2030	(14,945)	(10,211)	(25,156)
BARC	Republic of Indonesia	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(2,904)	(639)	(3,543)
BARC	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(3,700)	(355)	(4,055)
BARC	Republic of South Africa	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	5,910	(1,159)	4,751
BOA	Republic of the Philippines	500,000	USD	500,000	1.000%	Quarterly	Dec 2030	(9,470)	5	(9,465)
BOA	Republic of Turkey	545,000	USD	545,000	1.000%	Quarterly	Dec 2030	33,614	(1,583)	32,031
CITI	Barclays PLC	120,000	EUR	124,356	1.000%	Quarterly	Dec 2029	554	(1,361)	(807)
CITI	Federative Republic of Brazil	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	4,790	(385)	4,405
CITI	Petroleo Brasileiro SA	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	6,681	(327)	6,354
CITI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	4,853	(678)	4,175
CITI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,954	221	4,175
CITI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,516	659	4,175
CITI	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(3,844)	(211)	(4,055)
DB	Federative Republic of Brazil	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	4,795	(390)	4,405
DB	Republic of Colombia	265,000	USD	265,000	1.000%	Quarterly	Dec 2030	10,350	1,167	11,517
DB	Republic of Peru	2,020,000	USD	2,020,000	1.000%	Quarterly	Dec 2030	(28,817)	(3,949)	(32,766)
DB	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(4,149)	94	(4,055)
GSI	Societe Generale SA	15,000	EUR	16,273	1.000%	Quarterly	Jun 2030	202	(227)	(25)
GSI	Emirate of Abu Dhabi	2,230,000	USD	2,230,000	1.000%	Quarterly	Dec 2030	(72,785)	(6,334)	(79,119)
GSI	Federative Republic of Brazil	1,305,000	USD	1,305,000	1.000%	Quarterly	Dec 2030	25,475	(3,365)	22,110
GSI	Government of Malaysia	1,740,000	USD	1,740,000	1.000%	Quarterly	Dec 2030	(45,137)	(6,423)	(51,560)
GSI	Republic of Chile	2,005,000	USD	2,005,000	1.000%	Quarterly	Dec 2030	(41,716)	(10,531)	(52,247)
GSI	Republic of Chile	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(5,702)	(813)	(6,515)
GSI	Republic of Indonesia	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(2,916)	(663)	(3,579)
GSI	Republic of South Africa	2,895,000	USD	2,895,000	1.000%	Quarterly	Dec 2030	88,885	(35,980)	52,905
GSI	Republic of South Africa	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	5,017	(266)	4,751
GSI	State of Qatar	2,475,000	USD	2,475,000	1.000%	Quarterly	Dec 2030	(80,781)	(6,631)	(87,412)
JPM	People’s Republic of China	1,985,000	USD	1,985,000	1.000%	Quarterly	Dec 2030	(54,573)	2,801	(51,772)
JPM	Republic of Indonesia	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(3,005)	(581)	(3,586)
JPM	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(4,075)	20	(4,055)
JPM	Republic of Peru	250,000	USD	250,000	1.000%	Quarterly	Dec 2030	(3,903)	(152)	(4,055)
MSI	Petroleo Brasileiro SA	1,575,000	USD	1,575,000	1.000%	Quarterly	Dec 2030	43,644	(5,151)	38,493
MSI	Republic of Colombia	265,000	USD	265,000	1.000%	Quarterly	Dec 2030	9,733	1,784	11,517
MSI	Republic of Panama	2,100,000	USD	2,100,000	1.000%	Quarterly	Dec 2030	58,192	(24,474)	33,718
MSI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,394	781	4,175
MSI	Republic of Panama	260,000	USD	260,000	1.000%	Quarterly	Dec 2030	3,313	862	4,175
30	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
MSI	Republic of South Africa	260,000	USD	$260,000	1.000%	Quarterly	Dec 2030	$5,872	$(1,121)	$4,751
MSI	United Mexican States	1,410,000	USD	1,410,000	1.000%	Quarterly	Dec 2030	(6,106)	2,079	(4,027)
MSI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(932)	204	(728)
MSI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(1,281)	553	(728)
MSI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(697)	(31)	(728)
MSI	United Mexican States	255,000	USD	255,000	1.000%	Quarterly	Dec 2030	(1,046)	318	(728)
				$33,475,629				$(386)	$(113,993)	$(114,379)
Centrally cleared	iTraxx Europe Crossover Series 43 Version 1	197,332	EUR	232,022	5.000%	Quarterly	Jun 2030	(29,112)	3,023	(26,089)
Centrally cleared	CDX.EM.44	4,715,000	USD	4,715,000	1.000%	Quarterly	Dec 2030	114,329	(48,058)	66,271
Centrally cleared	CDX.NA.IG.45	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2030	(110,309)	(11,814)	(122,123)
Centrally cleared	iTraxx Europe Crossover Series 44 Version 1	2,770,000	EUR	3,240,728	5.000%	Quarterly	Dec 2030	(338,625)	(35,812)	(374,437)
Centrally cleared	iTraxx Europe Series 44 Version 1	4,320,000	EUR	4,999,094	1.000%	Quarterly	Dec 2030	(108,822)	(13,294)	(122,116)
Centrally cleared	iTraxx Europe Sub Financials Series 44 Version 1	3,090,000	EUR	3,591,010	1.000%	Quarterly	Dec 2030	549	(12,248)	(11,699)
				$21,777,854				$(471,990)	$(118,203)	$(590,193)
				$55,253,483				$(472,376)	$(232,196)	$(704,572)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BOA	Anglo American Capital PLC	0.441%	155,000	EUR	$169,826	5.000%	Quarterly	Dec 2028	$16,245	$9,939	$26,184
BOA	Anglo American Capital PLC	0.441%	155,000	EUR	170,306	5.000%	Quarterly	Dec 2028	16,194	9,990	26,184
					$340,132				$32,439	$19,929	$52,368
Centrally cleared	CDX.NA.HY.45	3.230%	500,000	USD	500,000	5.000%	Quarterly	Dec 2030	35,170	6,943	42,113
					$500,000				$35,170	$6,943	$42,113
					$840,132				$67,609	$26,872	$94,481

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,945,000	Dec 2025	JPM	—	$(78,517)	$(78,517)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,225,000	Mar 2026	JPM	—	22	22
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,760,000	Dec 2025	MSI	—	(113,435)	(113,435)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	12,975,000	Mar 2026	MSI	—	(7,185)	(7,185)
Pay	iBoxx $ Liquid Investment Grade Index	1-Day USD Compounded SOFR	At Maturity	USD	3,940,000	Mar 2026	MSI	—	12,999	12,999
								—	$(186,116)	$(186,116)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative. The total return of the reference asset is paid out at maturity while the floating rate is paid on a quarterly basis until maturity.
Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
CITI	1,155,000	USD	$1,155,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	$(53,818)	$(53,818)
			$1,155,000						—	$(53,818)	$(53,818)
Centrally cleared	3,300,000	USD	3,300,000	USA CPI All Urban Consumers	Fixed 2.660%	At Maturity	At Maturity	Aug 2030	$(2,626)	30,962	28,336
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	31

Inflation swaps (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	3,300,000	USD	$3,300,000	Fixed 2.563%	USA CPI All Urban Consumers	At Maturity	At Maturity	Aug 2035	$2,340	$(37,768)	$(35,428)
			$6,600,000						$(286)	$(6,806)	$(7,092)
			$7,755,000						$(286)	$(60,624)	$(60,910)

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RSD	Serbian Dinar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
VND	Vietnamese Dong
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CLICP	Sinacofi Chile Interbank Rate Average
CNREPOFIX	China Fixing Repo Rate
32	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

CPI	Consumer Price Index
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SORA	Singapore Overnight Rate Average
SSB	State Street Bank and Trust Company
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	33

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts are typically valued based on the settlement price. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$36,875,161	—	$36,875,161	—
Foreign government obligations	61,767,692	—	61,767,692	—
Corporate bonds	23,574,029	—	23,574,029	—
Convertible bonds	12,531,576	—	12,531,576	—
Term loans	4,330,081	—	4,330,081	—
Collateralized mortgage obligations	7,581,039	—	7,581,039	—
Asset-backed securities	5,850,341	—	5,850,341	—
Common stocks	43,505	$34,810	—	$8,695
Preferred securities	4,369,617	4,369,617	—	—
Exchange-traded funds	713,231	713,231	—	—
Escrow certificates	604	—	—	604
Short-term investments	18,085,807	17,990,838	94,969	—
Total investments in securities	$175,722,683	$23,108,496	$152,604,888	$9,299
Liabilities
Sale commitments outstanding	$(16,072,202)	—	$(16,072,202)	—
Derivatives:
Assets
Futures	38,055	$38,055	—	—
Forward foreign currency contracts	544,029	—	544,029	—
Swap contracts	562,999	—	562,999	—
Liabilities
Futures	(74,066)	(74,066)	—	—
Forward foreign currency contracts	(913,948)	—	(913,948)	—
34	|

	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Swap contracts	$(1,491,709)	—	$(1,491,709)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	96,888	$6,728,570	$34,385,216	$(40,145,360)	$870	$(116)	$13,699	—	$969,180
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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